UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21744

Name of Fund:	FDP Series, Inc.
Franklin Templeton Total Return FDP Fund
Marsico Growth FDP Fund
MFS Research International FDP Fund
Van Kampen Value FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 11/30/2010

Item 1 – Report to Stockholders

November 30, 2010

Semi-Annual Report (Unaudited)

FDP Series, Inc.

►	MFS Research International FDP Fund

►	Marsico Growth FDP Fund

►	Van Kampen Value FDP Fund

►	Franklin Templeton Total Return FDP Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

FDP Series, Inc. is part of the Funds Diversified PortfoliosSM (FDP) Service. You may receive separate shareholder reports for other funds available through the Service.

2	FDP SERIES, INC.	NOVEMBER 30, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued this year and has accelerated as the period drew to a close. Although we remain mired in a slow-growth environment, recent economic data releases have been generally positive and the global economy as a whole appears to be on firmer footing. In the United States, the corporate sector has been an important area of strength and consumer spending has held up reasonably well; however weakness in the housing and labor markets continues to be a drag on the overall economy. Deflationary pressures and deleveraging risks continue to threaten the momentum of economic growth, but the Federal Reserve Board (the “Fed”) has responded by implementing an additional program of quantitative easing (known informally as “QE2”) with the primary purpose of combating these forces.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns — and for many markets, the first significant downturn since the bull market began in March 2009. In the third quarter, improving economic data and strong corporate earnings reports fueled a rebound in equity markets. Stocks continued their rally into the fourth quarter and, despite a modest correction through November, closed out the period in positive territory. Although international equities posted only modest gains for the 12-month period, returns were strong for the second half. In the United States, equities posted robust gains on both a six- and 12-month basis.

In fixed income markets, yields declined significantly over most of the past year as weak economic data, lingering credit problems and the anticipation of additional quantitative easing drove interest rates lower and bond prices higher. Near the end of the period, Treasury yields began climbing amid improved economic data and, although fixed income markets lost some ground, overall performance was strong for the year.

The strong performance seen in the tax-exempt municipal market since the launch of the Build America Bonds program in early 2009 was met with a reversal at the start of the fourth quarter 2010, when Treasury yields began to rise and municipal supply flooded the market as issuers anticipated the expiration of the Build America Bonds program. Despite market weakness near the end of the annual period, tax-exempt municipal bonds delivered positive performance for both the six- and 12-month periods. Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of November 30, 2010	6-month	12-month

US large cap equities (S&P 500 Index)	9.50%	9.94%

US small cap equities (Russell 2000 Index)	10.57	26.98

International equities (MSCI Europe, Australasia, Far East Index)	13.73	1.11

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.11

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	6.13	7.00

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	3.85	6.02

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	1.12	4.76

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	9.42	16.60

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of November 30, 2010	MFS Research International FDP Fund

Portfolio Management Commentary

How did the Fund perform?

•

The Fund outperformed its benchmark, the MSCI Europe, Australasia and Far East (“EAFE”) Index, and its secondary benchmark, the MSCI All Country World excluding-US Index, for the six-month period ended November 30, 2010. The following discussion of relative performance pertains to the MSCI EAFE Index.

What factors influenced performance?

•

Stock selection in the capital goods industry group was the primary contributor to the Fund’s performance relative to the MSCI EAFE Index. Among the top individual contributors in this group were the Fund’s holdings in automotive and industrial products manufacturer Tomkins Plc (United Kingdom); diversified industrial conglomerate Hutchison Whampoa Ltd. (Hong Kong); mining company Iluka Resources Ltd. (Australia); luxury automobile manufacturer Bayerische Motoren Werke AG (Germany); diversified mining company Teck Resources Ltd., Class B (Canada); commercial vehicle manufacturer MAN SE (Germany); industrial and medical gases producer Linde AG (Germany); and electrical distribution equipment manufacturer Schneider Electric SA (France).

•	Security selection in the financials sector also aided relative results, although no individual holdings within the sector were among the Fund’s top relative contributors for the period.

•

In other sectors, holdings of luxury goods company LVMH Moet Hennessy Louis Vuitton SA (France) boosted returns, and the timing of the Fund’s ownership in integrated oil company BP Plc (United Kingdom) proved beneficial.

•

Detracting from performance was security selection in the health care sector, where holdings of pharmaceutical and diagnostic company Roche Holding AG (Switzerland) and hospital and clinic operator Rhoen-Klinikum AG (Germany) were among the largest detractors.

•

Stocks in other sectors that hindered returns included parcel delivery services company Yamato Transport Co., Ltd. (Japan); retailer Espirit Holdings Ltd. (Hong Kong); copy machine manufacturer Konica Minolta Holdings, Inc. (Japan); passenger railway company East Japan Railway Co. (Japan); oil and gas exploration company Inpex Corp. (Japan); information technology solutions and consulting services provider Nomura Holdings, Inc. (Japan); and power and gas company E.ON AG (Germany), which is no longer held in the Fund. The Fund’s lack of holdings in mining operator Rio Tinto (Australia) was a disadvantage as the stock exhibited strong performance during the period.

•	The net effect of the Fund’s overall exposure to various currencies had a negative impact on returns.

Describe recent portfolio activity.

•

During the six-month period, we trimmed the Fund’s exposure to some of the higher growth consumer cyclical stocks, as their valuations had become less attractive, and we replaced them with more defensive cyclicals. In the financials sector, we maintained our preference for emerging market banks due to their better growth prospects and stronger balance sheets relative to developed market banks. In energy, we took advantage of market movements in the integrated oil space to reposition the Fund’s United Kingdom holdings.

Describe Fund positioning at period end.

•

The Fund is a sector-neutral portfolio that emphasizes bottom-up fundamental research. Allocation is, therefore, strictly a by-product of where our analysts are finding attractive investment opportunities. We continue to see opportunities for indirect plays on emerging markets; for example, European auto makers targeting the rising middle class in developing countries or food companies seeking to improve the quality of the foods consumed in those markets. In addition, our focus remains on higher quality names as we believe the market is not efficiently distinguishing between high and low quality companies at this time.

The views expressed reflect the opinions of the sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	FDP SERIES, INC.	NOVEMBER 30, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	MFS Research International FDP Fund invests, under normal market conditions, at least 65% of its assets in equity securities of foreign companies, including emerging market issuers.

[3]	This unmanaged broad-based index measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East.

[4]	This market capitalization index is designed to measure equity market performance in the developed and emerging markets, excluding the US.

[5]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2010

		Average Annual Total Returns[6]

		1 Year		5 Years		Since Inception[7]

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	16.07%	3.87%	N/A	2.74%	N/A	3.76%	N/A
Investor A	16.10	3.62	(1.82)%	2.50	1.40%	3.51	2.47%
Investor B	15.56	2.74	(1.76)	1.68	1.32	2.71	2.54
Investor C	15.53	2.77	1.77	1.71	1.71	2.71	2.71
MSCI EAFE Index	13.73	1.11	N/A	1.80	N/A	3.11	N/A
MSCI All Country World (excluding US) Index	14.42	5.26	N/A	4.22	N/A	5.55	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on July 27, 2005.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

FDP SERIES, INC.	NOVEMBER 30, 2010	5

Fund Summary as of November 30, 2010	Marsico Growth FDP Fund

Portfolio Management Commentary

How did the Fund perform?

•	The Fund outperformed the benchmark S&P 500 Index for the six-month period ended November 30, 2010.

What factors influenced performance?

•

Contributing to the Fund’s performance was stock selection and an over-weight position in consumer discretionary, as the sector exhibited strong performance over the period. In particular, Fund holdings in Priceline.com, Inc. and Amazon.com, Inc. boosted returns. In the information technology (“IT”) sector, stock selection enhanced returns, with Chinese Internet search company Baidu.com, Inc. — ADR delivering exceptional performance. An overweight position and stock selection in the strong-performing materials sector proved beneficial, as positions in natural resources company BHP Billiton Plc — ADR and agricultural products company Monsanto Co. were notable contributors.

•

Detracting from performance was stock selection and an underweight position in the energy sector, where EOG Resources, Inc. was the largest individual detractor for the period. Due to the concentrated nature of the Fund’s portfolio construction, the proceeds from the sale or trimming of certain holdings are, at times, not immediately redeployed. The Fund’s cash balance detracted modestly from performance as markets generally advanced over the period.

Describe recent portfolio activity.

•

During the six-month period, we modestly increased the Fund’s exposure to the consumer discretionary, materials and energy sectors, while we reduced allocations to financials and health care. Exposure to health care was eliminated by the end of the period.

Describe Fund positioning at period end.

•

At period end, the Fund was overweight relative to the S&P 500 Index in the consumer discretionary and materials sectors, while it maintained underweight positions in consumer staples, financials, energy and utilities. On an absolute basis, the Fund’s largest sector allocations as of period end included consumer discretionary, materials, IT and industrials, while the Fund had limited or no exposure to consumer staples, telecommunication services, health care and utilities.

The views expressed reflect the opinions of the sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	FDP SERIES, INC.	NOVEMBER 30, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	Marsico Growth FDP Fund invests primarily in equity securities of large cap companies that are selected for their growth potential.

[3]

This unmanaged broad-based index is comprised of 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE capitalization and 30% of NYSE issues.

[4]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2010

		Average Annual Total Returns[5]

		1 Year		5 Years		Since Inception[6]

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	14.78%	14.55%	N/A	1.45%	N/A	2.38%	N/A
Investor A	14.53	14.18	8.19%	1.20	0.12%	2.13	1.10%
Investor B	14.15	13.31	8.81	0.42	0.02	1.33	1.15
Investor C	14.24	13.40	12.40	0.45	0.45	1.36	1.36
S&P 500 Index	9.50	9.94	N/A	0.98	N/A	1.25	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on July 27, 2005.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

FDP SERIES, INC.	NOVEMBER 30, 2010	7

Fund Summary as of November 30, 2010	Van Kampen Value FDP Fund

Portfolio Management Commentary

How did the Fund perform?

•	The Fund outperformed its benchmark, the Russell 1000 Value Index, for the six-month period ended November 30, 2010.

What factors influenced performance?

•

The Fund’s underweight in financials and stock selection within that sector, particularly among property & casualty holdings, were the largest contributors to the Fund’s outperformance versus the benchmark. An overweight and stock selection in the health care sector had a positive impact on performance, as did stock selection in consumer staples, where the Fund’s holdings are allocated to beverage, personal care and food companies.

•

The Fund’s lack of exposure to utilities detracted from performance as the sector performed well during the period. In addition, the Fund’s cash balance, although maintained within a moderate range near 3%, was a detractor as markets generally advanced over the period.

Describe recent portfolio activity.

•

Portfolio turnover remained relatively low for the majority of the six-month period. Toward the end of the period, we reduced exposure to select insurance and media names and used the proceeds to increase the Fund’s exposure to energy and industrials through opportunistic purchases.

Describe Fund positioning at period end.

•

At period end, the Fund’s key exposures were in pharmaceutical, property & casualty insurance and media stocks. Notable sector overweights relative to the benchmark include information technology and materials, while notable underweights include industrials and financials, as well as a minimal exposure to utilities.

The views expressed reflect the opinions of the sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	FDP SERIES, INC.	NOVEMBER 30, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

Van Kampen Value FDP Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. The Fund invests primarily in a portfolio of equity securities, consisting principally of common stocks.

[3]	This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

[4]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2010

		Average Annual Total Returns[5]

		1 Year		5 Years		Since Inception[6]

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	9.14%	9.02%	N/A	0.18%	N/A	0.43%	N/A
Investor A	8.96	8.83	3.12%	(0.07)	(1.15)%	0.19	(0.81)%
Investor B	8.65	8.01	3.51	(0.84)	(1.22)	(0.58)	(0.76)
Investor C	8.48	7.97	6.97	(0.82)	(0.82)	(0.56)	(0.56)
Russell 1000 Value Index	6.48	8.95	N/A	(0.13)	N/A	0.16	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on July 27, 2005.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

FDP SERIES, INC.	NOVEMBER 30, 2010	9

Fund Summary as of November 30, 2010	Franklin Templeton Total Return FDP Fund

Portfolio Management Commentary

How did the Fund perform?

•	The Fund outperformed its benchmark, the Barclays Capital US Aggregate Bond Index, for the six-month period ended November 30, 2010.

What factors influenced performance?

•

The Fund derived positive performance from most sectors in which it held investments during the period. The Fund’s overweight relative to the benchmark in non-investment grade debt contributed positively as credit spreads tightened over the period. The Fund also benefited from its overweight exposure to commercial mortgage-backed securities (“CMBS”), which delivered strong returns. Additionally, the Fund’s exposure to foreign bonds and currencies, including emerging market debt, had a positive impact.

•	Conversely, the Fund’s underweight in agency debentures and mortgage-backed securities detracted from relative performance as these sectors performed well during the period.

Describe recent portfolio activity.

•

During the six-month period, we increased the Fund’s exposure to international bonds and currencies, as well as US Treasuries. We increased exposure to senior secured floating rate loans based on attractive corporate fundamentals and technical factors within the sector, and the possibility of rising interest rates and stronger investor demand in the intermediate term. We also increased the Fund’s allocation to municipal bonds, including Build America Bonds. We reduced the Fund’s allocation to high yield corporate bonds as credit spreads had generally tightened and further volatility among European banks and sovereign debt was anticipated. We also decreased exposure to some investment-grade corporate bonds, which based on our analysis, had become more fairly valued after a period of strong returns.

Describe Fund positioning at period end.

•

As of the period end, we continue to believe that many of the best opportunities in global bond markets are outside the United States. Accordingly, the Fund remains overweight relative to the benchmark in a variety of international bonds and currencies. Although we reduced exposure to high yield corporate bonds during the period, the Fund remains overweight in other credit sectors, including CMBS, asset-backed securities and international bonds. Within securitized sectors, the Fund’s holdings remain concentrated among high quality securities, including CMBS, that are senior in the capital structure and benefit from strong levels of credit protection.

The views expressed reflect the opinions of the sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	FDP SERIES, INC.	NOVEMBER 30, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	Franklin Templeton Total Return FDP Fund invests, under normal market conditions, at least 80% of its assets in investment grade debt securities and investments.

[3]	This unmanaged market-weighted index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2010

			Average Annual Total Returns[5]

			1 Year		5 Years		Since Inception[6]

	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	2.89%	7.02%	9.95%	N/A	6.08%	N/A	5.54%	N/A
Investor A	2.54	6.88	9.68	5.29%	5.84	4.98%	5.30	4.50%
Investor B	2.12	6.60	9.10	5.10	5.28	4.95	4.75	4.59
Investor C	2.09	6.59	9.08	8.08	5.24	5.24	4.71	4.71
Barclays Capital US Aggregate Bond Index	—	3.85	6.02	N/A	6.23	N/A	5.79	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on July 27, 2005.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

FDP SERIES, INC.	NOVEMBER 30, 2010	11

Portfolio Information as of November 30, 2010

Ten Largest Holdings

MFS Research International FDP Fund	Percent of Long-Term Investments

Nestlé SA, Registered Shares	3%
HSBC Holdings Plc	3
Royal Dutch Shell Plc	3
BHP Billiton Plc	2
LVMH Moët Hennessy Louis Vuitton SA	2
Roche Holding AG	2
Vodafone Group Plc	2
Siemens AG	2
BNP Paribas SA	2
Hutchison Whampoa Ltd.	2

Marsico Growth FDP Fund	Percent of Long-Term Investments

Apple, Inc.	7%
Union Pacific Corp.	5
Amazon.com, Inc.	5
Dow Chemical Co.	5
McDonald’s Corp	4
Nike, Inc., Class B	4
Monsanto Co.	4
BHP Billiton Plc — ADR	4
Praxair, Inc.	4
Baidu.com, Inc. — ADR	4

Van Kampen Value FDP Fund	Percent of Long-Term Investments

Comcast Corp., Class A	5%
Viacom, Inc., Class B	4
International Paper Co.	3
JPMorgan Chase & Co.	3
Chubb Corp.	3
eBay, Inc.	3
Pfizer, Inc.	3
Kraft Foods, Inc.	3
Halliburton Co.	3
Bristol-Myers Squibb Co.	2

Geographic Allocation

MFS Research International FDP Fund	Percent of Long-Term Investments

Japan	17%
United Kingdom	17
France	10
Switzerland	10
Germany	9
Netherlands	5
Hong Kong	5
China	3
Australia	3
Brazil	3
India	2
Taiwan	2
United States	2
Canada	2
Other[1]	10

[1]	Other includes a 1% holding in each of the following countries: Spain, Singapore, Portugal, Finland, South Korea, Sweden, Czech Republic, Mexico, Austria and Italy.

12	FDP SERIES, INC.	NOVEMBER 30, 2010

Portfolio Information as of November 30, 2010 (concluded)

Sector Allocation

MFS Research International FDP Fund	Percent of Long-Term Investments

Financials	24%
Industrials	14
Consumer Staples	10
Materials	10
Health Care	8
Consumer Discretionary	8
Energy	8
Information Technology	7
Telecommunication Services	6
Utilities	5

Marsico Growth FDP Fund	Percent of Long-Term Investments

Consumer Discretionary	28%
Materials	19
Information Technology	19
Industrials	15
Financials	9
Energy	6
Consumer Staples	2
Telecommunication Services	2

Van Kampen Value FDP Fund	Percent of Long-Term Investments

Financials	19%
Consumer Discretionary	18
Health Care	13
Information Technology	11
Energy	11
Consumer Staples	10
Industrials	7
Materials	5
Telecommunication Services	4
Utilities	2

For Fund compliance purposes, each Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Portfolio Composition

Franklin Templeton Total Return FDP Fund	Percent of Long-Term Investments

U.S. Government Sponsored Agency Securities	25%
Corporate Bonds	22
U.S. Treasury Obligations	17
Foreign Agency Obligations	14
Non-Agency Mortgage-Backed Securities	7
Floating Rate Loan Interests	5
Taxable Municipal Bonds	4
Preferred Securities	3
Asset-Backed Securities	3
Common Stocks	—

Credit Quality Allocations[1]

Franklin Templeton Total Return FDP Fund	Percent of Long-Term Investments

AAA/Aaa[2]	60%
AA/Aa	5
A	10
BBB/Baa	16
BB/Ba	4
B	3
CCC/Caa	1
Not Rated	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

[2]	Includes U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, which are deemed AAA/Aaa by the investment advisor.

FDP SERIES, INC.	NOVEMBER 30, 2010	13

About Fund Performance

Shares are only available for purchase through the FDP Service.

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Investor A Shares (for all Funds except Franklin Templeton Total Return FDP Fund) incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Franklin Templeton Total Return FDP Fund incurs a maximum initial sales charge (front-end load) of 4% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares (for all Funds except Franklin Templeton Total Return FDP Fund) are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, these Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) Franklin Templeton Total Return FDP Fund is subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, its Investor B Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.) Investor B Shares of the Funds are only available through exchanges and dividend reinvestments by existing shareholders or for purchase by certain qualified employee benefit plans.

•

Investor C Shares (for all Funds except Franklin Templeton Total Return FDP Fund) are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Franklin Templeton Total Return FDP Fund is subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C Shares for all Funds are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MFS Research International FDP Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor waived a portion of its fees. Without such waiver, the Funds’ performance would have been lower.

14	FDP SERIES, INC.	NOVEMBER 30, 2010

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on June 1, 2010 and held through November 30, 2010) are intended to assist shareholders both in calculating expenses based on an investment in these Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]

MFS Research International FDP Fund	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During the Period[1]	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Institutional	$1,000.00	$1,160.70	$ 7.15	$1,000.00	$1,018.48	$ 6.68	1.32%
Investor A	$1,000.00	$1,161.00	$ 8.45	$1,000.00	$1,017.28	$ 7.89	1.56%
Investor B	$1,000.00	$1,155.60	$12.75	$1,000.00	$1,013.27	$11.91	2.36%
Investor C	$1,000.00	$1,155.30	$12.53	$1,000.00	$1,013.47	$11.71	2.32%

Marsico Growth FDP Fund

Institutional	$1,000.00	$1,014.78	$ 6.25	$1,000.00	$1,019.28	$ 5.87	1.16%
Investor A	$1,000.00	$1,014.53	$ 7.53	$1,000.00	$1,018.08	$ 7.08	1.40%
Investor B	$1,000.00	$1,014.15	$11.86	$1,000.00	$1,014.02	$11.16	2.21%
Investor C	$1,000.00	$1,014.24	$11.60	$1,000.00	$1,014.27	$10.91	2.16%

Van Kampen Value FDP Fund

Institutional	$1,000.00	$1,091.40	$ 5.56	$1,000.00	$1,019.79	$ 5.37	1.06%
Investor A	$1,000.00	$1,089.60	$ 6.71	$1,000.00	$1,018.68	$ 6.48	1.28%
Investor B	$1,000.00	$1,086.50	$10.93	$1,000.00	$1,014.62	$10.56	2.09%
Investor C	$1,000.00	$1,084.80	$10.66	$1,000.00	$1,014.87	$10.30	2.04%

Franklin Templeton Total Return FDP Fund

Institutional	$1,000.00	$1,070.20	$ 3.79	$1,000.00	$1,021.44	$ 3.70	0.73%
Investor A	$1,000.00	$1,068.80	$ 5.08	$1,000.00	$1,020.19	$ 4.96	0.98%
Investor B	$1,000.00	$1,066.60	$ 7.87	$1,000.00	$1,017.48	$ 7.69	1.52%
Investor C	$1,000.00	$1,065.90	$ 7.98	$1,000.00	$1,017.38	$ 7.79	1.54%

1

For each class of each Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

FDP SERIES, INC.	NOVEMBER 30, 2010	15

The Benefits and Risks of Leveraging

Franklin Templeton Total Return FDP Fund (the “Fund”) may utilize leverage to seek to enhance its yield and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

The Fund may utilize leverage through entering into dollar rolls. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained through leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Fund’s investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage.

The use of leverage may enhance opportunities for increased net income to the Fund and shareholders but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Fund’s NAV and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce investment returns.

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including financial futures contracts, foreign currency exchange contracts and swaps, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, credit, interest and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. A Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

16	FDP SERIES, INC.	NOVEMBER 30, 2010

Schedule of Investments November 30, 2010 (Unaudited)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 3.1%
Commonwealth Bank of Australia Ltd.	30,785	$1,421,503
Iluka Resources Ltd. (a)	140,252	1,012,808
Newcrest Mining Ltd.	24,510	927,813
Nufarm Ltd. (a)	116,878	509,218

		3,871,342

Austria — 0.6%
Erste Bank der Oesterreichischen Sparkassen AG	17,488	683,128

Belgium — 0.3%
KBC Bancassurance Holding (a)	11,317	396,062

Bermuda — 0.4%
Hiscox Ltd.	88,422	477,673

Brazil — 2.8%
BM&F Bovespa SA	87,300	664,449
Banco Santander Brasil SA — ADR	89,300	1,165,365
Diagnosticos da America SA	47,800	613,321
Tractebel Energia SA	37,230	588,002
Vivo Participacoes SA — ADR	15,880	458,456

		3,489,593

Canada — 1.8%
Bankers Petroleum Ltd. (a)	63,218	408,295
Teck Resources Ltd., Class B	35,316	1,754,877

		2,163,172

China — 3.4%
Bank of China Ltd.	1,652,000	881,844
China Construction Bank, Class H	1,270,000	1,143,185
China Pacific Insurance Group Co. Ltd.	196,800	780,406
China Petroleum & Chemical Corp.	952,000	883,898
China Unicom Ltd.	378,000	508,738

		4,198,071

Czech Republic — 0.7%
CEZ AS	14,613	571,390
Komercni Banka AS	1,437	302,771

		874,161

Finland — 1.0%
Fortum Oyj	24,518	646,793
Kone Oyj, Class B	3,573	186,963
Outotec OYJ	7,964	391,727

		1,225,483

France — 9.6%
BNP Paribas SA	39,459	2,333,985
Dassault Systemes SA	8,359	571,313
Groupe Danone	31,669	1,853,031
LVMH Moët Hennessy Louis Vuitton SA	16,816	2,546,977
Legrand Promesses	8,359	319,175
Publicis Groupe	20,662	923,098

Common Stocks	Shares	Value

France (concluded)
Sanofi-Aventis	25,817	$1,564,999
Schneider Electric SA	12,272	1,720,036

		11,832,614

Germany — 9.4%
Bayer AG	17,813	1,290,423
Bayerische Motoren Werke AG	21,979	1,649,639
Deutsche Boerse AG	14,271	862,138
Linde AG	14,154	1,973,987
MAN SE	17,257	2,019,546
Rhoen-Klinikum AG	49,030	1,029,737
Siemens AG	22,112	2,410,130
Symrise AG	17,289	434,173

		11,669,773

Hong Kong — 4.8%
BOC Hong Kong Holdings Ltd.	187,000	641,542
Cheung Kong Infrastructure Holdings Ltd.	77,000	343,675
Esprit Holdings Ltd.	194,938	938,287
Hong Kong Exchanges and Clearing Ltd.	22,000	502,184
Hutchison Whampoa Ltd.	208,000	2,076,045
Li & Fung Ltd.	108,000	672,717
Sinotruk Hong Kong Ltd.	280,000	295,036
Sun Hung Kai Properties Ltd.	30,000	493,928

		5,963,414

India — 2.1%
BEML Ltd.	14,625	313,543
HDFC Bank Ltd.	6,790	1,197,417
ICICI Bank Ltd.	41,424	1,027,899

		2,538,859

Indonesia — 0.2%
XL Axiata Tbk PT (a)	424,000	262,759

Israel — 0.3%
Cellcom Israel Ltd.	11,270	375,855

Italy — 0.5%
Telecom Italia SpA	296,768	365,190
Telecom Italia SpA, Non-Convertible Savings Shares	297,310	310,741

		675,931

Japan — 17.1%
Aeon Credit Service Co., Ltd.	63,800	823,295
Chugoku Marine Paints Ltd.	18,000	133,235
Denso Corp.	36,300	1,181,502
East Japan Railway Co.	19,500	1,164,236
GLORY Ltd.	40,900	969,735
Inpex Corp.	196	1,006,163

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AGM	Assured Guaranty Municipal Corp.
AGC	Assured Guaranty Corp.
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Certificates of Participation
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MSCI	Morgan Stanley Capital International
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	17

Schedule of Investments (continued)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
JGC Corp.	57,000	$1,101,066
Japan Tobacco, Inc.	260	884,000
KDDI Corp.	152	867,275
Konica Minolta Holdings, Inc.	180,500	1,856,515
Lawson, Inc.	30,500	1,351,074
Miraca Holdings, Inc.	28,800	1,022,971
Mitsubishi Corp.	49,800	1,257,245
Nippon Paint Co. Ltd.	18,000	133,612
Nomura Holdings, Inc.	117,300	676,459
Nomura Research Institute Ltd.	30,800	619,607
Ricoh Co., Ltd.	56,000	786,524
Santen Pharmaceutical Co., Ltd.	28,000	963,279
Sumitomo Mitsui Financial Group, Inc.	47,300	1,452,524
Tokyo Gas Co., Ltd.	348,000	1,517,688
Yamato Transport Co., Ltd.	102,700	1,295,548

		21,063,553

Mexico — 0.5%
Kimberly-Clark de Mexico, SA de CV	62,350	382,305
Urbi Desarollos Urbanos SAB, SA de CV (a)	114,790	263,058

		645,363

Netherlands — 5.3%
Akzo Nobel NV	33,390	1,796,605
Heineken NV	30,326	1,402,982
ING Groep NV CVA (a)	171,100	1,509,034
Koninklijke KPN NV	103,111	1,470,155
SNS Reaal (a)	106,761	427,489

		6,606,265

Portugal — 1.2%
Energias de Portugal SA	448,163	1,430,664

Singapore — 1.4%
Keppel Corp. Ltd.	154,000	1,242,495
United Overseas Bank Ltd.	37,000	518,520

		1,761,015

South Korea — 1.0%
Samsung Electronics Co., Ltd.	1,709	1,216,218

Spain — 1.5%
Inditex SA	16,290	1,228,670
Red Electrica de Espana	12,927	565,025

		1,793,695

Sweden — 0.7%
Telefonaktiebolaget LM Ericsson	86,344	891,188

Switzerland — 9.6%
Credit Suisse Group AG	37,397	1,382,723
Geberit AG	3,105	626,765
Julius Baer Group Ltd.	14,332	543,649
Nestlé SA, Registered Shares	70,744	3,843,482
Roche Holding AG	18,047	2,474,859
Schindler Holding AG	1,700	191,927
Sonova Holding AG	4,905	613,256
Swiss Reinsurance Co., Registered Shares	28,101	1,297,748
Synthes, Inc.	6,990	855,679

		11,830,088

Taiwan — 1.8%
Acer, Inc.	609,725	1,796,266
Taiwan Semiconductor Manufacturing Co., Ltd.	212,439	440,212

		2,236,478

Common Stocks	Shares	Value

United Kingdom — 16.8%
Aberdeen Asset Management Plc	235,641	$656,275
Amlin Plc	38,272	223,963
BG Group Plc	77,359	1,398,598
BHP Billiton Plc	75,770	2,692,386
BP Plc	275,895	1,841,596
Barclays Plc	311,515	1,251,583
HSBC Holdings Plc	350,473	3,546,610
Reckitt Benckiser Plc	27,182	1,440,794
Royal Dutch Shell Plc	106,702	3,215,799
Tesco Plc	181,135	1,168,721
Vodafone Group Plc	979,809	2,444,526
WPP Plc	78,842	873,726

		20,754,577

United States — 1.8%
Cognizant Technology Solutions Corp. (a)	10,470	680,340
Monsanto Co.	6,480	388,282
Schlumberger Ltd.	14,320	1,107,509

		2,176,131

Total Common Stocks — 99.7%		123,103,125

Rights

China — 0.0%
China Construction Bank Corp. (Expires 12/08/10) (a)	90,160	30,537

Total Rights — 0.0%		30,537

Total Long-Term Investments (Cost — $106,540,482) — 99.7%		123,133,662

Short-Term Securities		Par (000)

Commercial Paper — 0.6%
BNP Paribas Finance, Inc., 0.23%, 12/01/10 (b)	USD	740	740,000

Time Deposits
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 12/01/10	JPY	1,834	21,916

United States — 0.2%
Brown Brothers Harriman & Co., 0.12%, 12/01/10	USD	201	201,341

Total Time Deposits — 0.2%			223,257

Total Short-Term Securities (Cost — $963,257) — 0.8%			963,257

Total Investments (Cost — $107,503,739*) — 100.5%			124,096,919
Liabilities in Excess of Other Assets — (0.5)%			(566,561)

Net Assets — 100.0%			$123,530,358

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$111,803,799

Gross unrealized appreciation	$20,270,871
Gross unrealized depreciation	(7,977,751)

Net unrealized appreciation	$12,293,120

(a)	Non-income producing security.

(b)	Rate shown is the discount rate paid at the time of purchase.

See Notes to Financial Statements.

18	FDP SERIES, INC.	NOVEMBER 30, 2010

Schedule of Investments (concluded)	MFS Research International FDP Fund

•	Foreign currency exchange contracts as of November 30,2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	30,073	USD	39,799	Citibank, NA	12/01/10	$(763)
SGD	240,138	USD	182,022	Credit Suisse Securities	12/01/10	(148)

SGD	240,984	USD	182,383	UBS AG	12/02/10	132
USD	9,096	JPY	766,506	Brown Brothers Harriman & Co	12/02/10	(63)

USD	12,669	JPY	1,067,640	Brown Brothers Harriman & Co	12/02/10	(88)

CZK	5,889,039	USD	307,862	HSBC Securities	12/03/10	(1,494)
SGD	74,083	USD	55,924	Barclays Capital	12/03/10	185

Total						$(2,239)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term
Investments:
Common Stocks:
Australia	—	$3,871,342	—	$3,871,342
Austria	—	683,128	—	683,128
Belgium	—	396,062	—	396,062
Bermuda	—	477,673	—	477,673
Brazil	$3,489,593	—	—	3,489,593
Canada	2,163,172	—	—	2,163,172
China	—	4,198,071	—	4,198,071
Czech Republic	—	874,161	—	874,161
Finland	—	1,225,483	—	1,225,483
France	—	11,832,614	—	11,832,614
Germany	—	11,669,773	—	11,669,773
Hong Kong	—	5,963,414	—	5,963,414
India	1,197,417	1,341,442	—	2,538,859
Indonesia	—	262,759	—	262,759
Israel	375,855	—	—	375,855
Italy	—	675,931	—	675,931
Japan	—	21,063,553	—	21,063,553
Mexico	645,363	—	—	645,363
Netherlands	—	6,606,265	—	6,606,265
Portugal	—	1,430,664	—	1,430,664
Singapore	—	1,761,015	—	1,761,015
South Korea	—	1,216,218	—	1,216,218
Spain	—	1,793,695	—	1,793,695
Sweden	—	891,188	—	891,188
Switzerland	—	11,830,088	—	11,830,088
Taiwan	—	2,236,478	—	2,236,478
United Kingdom	—	20,754,577	—	20,754,577
United States	2,176,131	—	—	2,176,131
Rights:
China		30,537	—	30,537
Short-Term Securities:
Commercial Paper	—	740,000	—	740,000
Time Deposits	—	223,257	—	223,257

Total	$10,047,531	$114,049,388	—	$124,096,919

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$317	—	$317
Liabilities:
Foreign currency exchange contracts	—	(2,556)	—	(2,556)

Total	—	$(2,239)	—	$(2,239)

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	19

Schedule of Investments November 30, 2010 (Unaudited)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 4.1%
General Dynamics Corp.	41,693	$2,755,490
Precision Castparts Corp.	12,936	1,786,074

		4,541,564

Air Freight & Logistics — 1.4%
FedEx Corp.	17,226	1,569,633

Automobiles — 1.2%
Ford Motor Co. (a)	84,517	1,347,201

Capital Markets — 2.9%
Goldman Sachs Group, Inc.	20,354	3,178,074

Chemicals — 14.2%
Dow Chemical Co.	160,629	5,008,412
Monsanto Co.	67,928	4,070,246
PPG Industries, Inc.	36,205	2,822,542
Praxair, Inc.	41,693	3,837,840

		15,739,040

Commercial Banks — 5.5%
U.S. Bancorp	152,231	3,620,053
Wells Fargo & Co.	90,162	2,453,308

		6,073,361

Computers & Peripherals — 6.8%
Apple, Inc. (a)	24,161	7,517,695

Energy Equipment & Services — 0.8%
Halliburton Co.	23,169	876,715

Food Products — 0.9%
Mead Johnson Nutrition Co.	16,400	976,948

Hotels, Restaurants & Leisure — 8.0%
McDonald’s Corp.	61,124	4,786,009
Wynn Resorts Ltd.	18,460	1,866,306
Yum! Brands, Inc.	45,816	2,294,466

		8,946,781

Household Durables — 0.5%
Whirlpool Corp.	7,749	565,677

Internet & Catalog Retail — 7.0%
Amazon.com, Inc. (a)	28,708	5,035,383
Priceline.com, Inc. (a)	7,101	2,798,149

		7,833,532

Internet Software & Services — 3.4%
Baidu.com, Inc. — ADR (a)	36,211	3,809,035

Machinery — 4.1%
Cummins, Inc.	14,508	1,409,017
Danaher Corp.	44,564	1,927,393
Eaton Corp.	13,096	1,262,454

		4,598,864

Media — 1.2%
DIRECTV, Class A (a)	31,043	1,289,216

Metals & Mining — 4.3%
BHP Billiton Plc — ADR	55,061	3,918,141
Freeport-McMoRan Copper & Gold, Inc., Class B	8,564	867,704

		4,785,845

Multiline Retail — 1.4%
Nordstrom, Inc.	36,979	1,582,701

Oil, Gas & Consumable Fuels — 5.1%
Anadarko Petroleum Corp.	54,640	3,505,702
EOG Resources, Inc.	23,725	2,110,339

		5,616,041

Common Stocks	Shares	Value

Personal Products — 1.1%
Estée Lauder Cos., Inc., Class A	16,970	$1,271,392

Road & Rail — 4.6%
Union Pacific Corp.	57,056	5,141,316

Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Corp., Class A	55,490	2,468,750

Software — 5.5%
Oracle Corp.	125,017	3,380,460
Salesforce.com, Inc. (a)	19,599	2,728,573

		6,109,033

Specialty Retail — 4.0%
TJX Cos., Inc.	48,488	2,211,538
Tiffany & Co.	35,544	2,207,282

		4,418,820

Textiles, Apparel & Luxury Goods — 4.0%
Nike, Inc., Class B	51,296	4,418,125

Wireless Telecommunication Services — 1.6%
American Tower Corp., Class A (a)	27,129	1,371,914
Crown Castle International Corp. (a)	10,765	447,178
		1,819,092

Total Common Stocks — 95.8%		106,494,451

Preferred Stocks

Commercial Banks — 0.4%
Wells Fargo & Co., 8.00%	17,400	465,102

Total Preferred Stocks — 0.4%		465,102

Total Long-Term Investments (Cost — $78,841,920) — 96.2%		106,959,553

Short-Term Securities	Par (000)

Time Deposits — 4.1%
Brown Brothers Harriman & Co., 0.12%, 12/01/10	$4,556	4,556,172

Total Short-Term Securities (Cost — $4,556,172) — 4.1.%		4,556,172

Total Investments (Cost — $83,398,092*) — 100.3%		111,515,725
Liabilities in Excess of Other Assets — (0.3)%		(362,511)

Net Assets — 100.0%		$111,153,214

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$85,241,615

Gross unrealized appreciation	$27,011,743
Gross unrealized depreciation	(737,633)

Net unrealized appreciation	$26,274,110

(a)	Non-income producing security.

See Notes to Financial Statements.

20	FDP SERIES, INC.	NOVEMBER 30, 2010

Schedule of Investments (concluded)	Marsico Growth FDP Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$106,959,553	—	—	$106,959,553
Short-Term Securities	—	$4,556,172	—	4,556,172

Total	$106,959,553	$4,556,172	—	$111,515,725

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	21

Schedule of Investments November 30, 2010 (Unaudited)	Van Kampen Value FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.3%
Honeywell International, Inc.	27,103	$1,347,290

Automobiles — 0.7%
General Motors Co. (a)	22,406	766,285

Beverages — 1.5%
Coca-Cola Co.	19,718	1,245,586
PepsiCo, Inc.	4,984	322,116

		1,567,702

Capital Markets — 4.2%
Bank of New York Mellon Corp.	76,999	2,078,203
Goldman Sachs Group, Inc.	6,793	1,060,659
Morgan Stanley	30,140	737,224
State Street Corp.	10,358	447,466

		4,323,552

Chemicals — 0.5%
E.I. du Pont de Nemours & Co.	11,258	529,013

Commercial Banks — 1.9%
PNC Financial Services Group, Inc. (b)	500	26,925
U.S. Bancorp	30,293	720,368
Wells Fargo & Co.	44,449	1,209,457

		1,956,750

Communications Equipment — 0.9%
Cisco Systems, Inc. (a)	45,830	878,103

Computers & Peripherals — 2.4%
Dell, Inc. (a)	84,831	1,121,466
Hewlett-Packard Co.	33,062	1,386,290

		2,507,756

Diversified Financial Services — 5.7%
Bank of America Corp.	138,664	1,518,371
Citigroup, Inc. (a)	344,504	1,446,917
JPMorgan Chase & Co.	78,193	2,922,854

		5,888,142

Diversified Telecommunication Services — 3.0%
AT&T Inc.	50,716	1,409,398
Verizon Communications, Inc.	54,044	1,729,948

		3,139,346

Electric Utilities — 1.2%
American Electric Power Co., Inc.	13,485	480,066
FirstEnergy Corp.	20,885	733,272

		1,213,338

Electrical Equipment — 0.8%
Emerson Electric Co.	15,733	866,416

Energy Equipment & Services — 3.9%
Halliburton Co.	66,101	2,501,262
Noble Corp.	11,053	374,918
Weatherford International Ltd. (a)	57,022	1,163,819

		4,039,999

Food & Staples Retailing — 3.2%
CVS Caremark Corp.	49,027	1,519,837
Wal-Mart Stores, Inc.	32,358	1,750,244

		3,270,081

Food Products — 3.9%
Kraft Foods, Inc.	83,552	2,527,448
Unilever NV — ADR	55,348	1,570,776

		4,098,224

Common Stocks	Shares	Value

Health Care Providers & Services — 3.9%
Cardinal Health, Inc.	41,150	$1,464,117
UnitedHealth Group, Inc.	52,575	1,920,039
WellPoint, Inc. (a)	12,801	713,528

		4,097,684

Household Products — 0.3%
Procter & Gamble Co.	5,218	318,663

Industrial Conglomerates — 3.3%
General Electric Co.	82,964	1,313,320
Textron, Inc.	31,109	695,597
Tyco International Ltd.	36,938	1,399,581

		3,408,498

Insurance — 6.1%
Aflac, Inc.	10,358	533,437
Chubb Corp.	50,682	2,889,381
MetLife, Inc.	35,179	1,342,079
Travelers Cos., Inc.	29,605	1,598,374

		6,363,271

Internet Software & Services — 4.5%
eBay, Inc. (a)	99,124	2,887,482
Yahoo! Inc. (a)	111,563	1,759,349

		4,646,831

IT Services — 0.9%
Accenture Plc	13,974	605,354
Western Union Co.	18,396	324,505

		929,859

Machinery — 1.3%
Ingersoll-Rand Plc	31,867	1,306,547

Media — 13.8%
Comcast Corp., Class A	253,460	5,069,200
DIRECTV, Class A (a)	16,893	701,566
News Corp., Class B	92,743	1,412,476
Time Warner Cable, Inc.	27,671	1,702,873
Time Warner, Inc.	52,199	1,539,349
Viacom, Inc., Class B	103,460	3,913,892

		14,339,356

Metals & Mining — 1.7%
Alcoa, Inc.	131,405	1,724,034

Multi-Utilities — 0.3%
Sempra Energy	6,449	323,030

Multiline Retail — 1.3%
JCPenney Co., Inc.	16,349	543,931
Macy’s, Inc.	15,535	398,939
Target Corp.	7,915	450,680

		1,393,550

Oil, Gas & Consumable Fuels — 6.2%
BP Plc — ADR	22,743	909,720
Chevron Corp.	25,602	2,072,994
ConocoPhillips	17,937	1,079,269
Royal Dutch Shell Plc — ADR	26,363	1,599,443
Total SA — ADR	14,888	726,088

		6,387,514

Paper & Forest Products — 2.9%
International Paper Co.	119,910	2,994,153

Personal Products — 0.5%
Avon Products, Inc.	18,557	529,988

See Notes to Financial Statements.

22	FDP SERIES, INC.	NOVEMBER 30, 2010

Schedule of Investments (concluded)	Van Kampen Value FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals — 8.5%
Abbott Laboratories	16,447	$764,950
Bristol-Myers Squibb Co.	84,095	2,122,558
GlaxoSmithKline Plc — ADR	16,008	612,786
Merck & Co, Inc.	57,086	1,967,754
Pfizer, Inc.	164,830	2,685,081
Roche Holding AG — ADR	18,957	652,500

		8,805,629

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	60,472	1,277,169
KLA-Tencor Corp.	14,268	523,207

		1,800,376

Software — 0.4%
Microsoft Corp.	16,583	418,057

Specialty Retail — 1.8%
Home Depot, Inc.	29,413	888,567
Lowe’s Cos., Inc.	42,117	956,056

		1,844,623

Tobacco — 0.4%
Philip Morris International, Inc.	7,935	451,422

Wireless Telecommunication Services — 0.9%
Vodafone Group Plc — ADR	38,892	974,634

Total Long-Term Investments (Cost — $90,923,686) — 95.8%		99,449,716

Short-Term Securities	Par (000)	Value

Time Deposit — 4.2%
Brown Brothers Harriman & Co., 0.12%, 12/01/10	$4,351	$4,350,697

Total Short-Term Securities (Cost — $4,350,697) — 4.2%		4,350,697

Total Investments (Cost — $95,274,383*) — 100.0%		103,800,413

Other Assets Less Liabilities — 0.0%		35,184

Net Assets — 100.0%		$103,835,597

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$97,068,675

Gross unrealized appreciation	$12,972,791
Gross unrealized depreciation	(6,241,053)

Net unrealized appreciation	$6,731,738

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Shares Purchased	Shares Sold	Shares Held at November 30, 2010	Value at November 30, 2010	Realized Gain (Loss)	Income

PNC Financial Services Group, Inc.	500	—	—	500	$26,925	—	$100

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$99,449,716	—	—	$99,449,716
Short-Term Securities	—	$4,350,697	—	4,350,697

Total	$99,449,716	$4,350,697	—	$103,800,413

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	23

Schedule of Investments November 30, 2010 (Unaudited)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)		Value

Ameriquest Mortgage Securities, Inc., Series 2005-R9, Class A2B, 0.48%, 11/25/35	USD	367	$342,184
Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.28%, 5/15/13		354	351,997
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.75%, 2/25/35		295	223,864
Chase Issuance Trust, Series 2007-A9, Class A, 0.28%, 6/16/14		2,200	2,194,062
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF6, 4.49%, 10/25/33		467	465,961
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4, 5.21%, 3/25/34		700	459,207
Residential Asset Securities Corp., Series 2005-AHL2, Class A2, 0.51%, 10/25/35		178	170,544
Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR2, Class A2, 0.40%, 3/25/36		423	401,394
Structured Asset Securities Corp., Series 2005-SC1, Class 1A1, 0.52%, 5/25/31 (b)		488	271,184

Total Asset-Backed Securities — 3.0%			4,880,397

Common Stocks (c)	Shares

Media — 0.0%
Charter Communications, Inc.		532	17,833
Dex One Corp.		2,135	10,141

Total Common Stocks — 0.0%			27,974

Corporate Bonds	Par (000)

Air Freight & Logistics — 0.1%
CEVA Group Plc, 11.50%, 4/01/18 (b)	USD	100	108,942

Capital Markets — 1.8%
Credit Suisse, 4.38%, 8/05/20		500	495,591
The Goldman Sachs Group, Inc., 6.75%, 10/01/37		500	501,791
KKR Group Finance Co., 6.38%, 9/29/20 (b)		200	203,333
Lazard Group LLC, 6.85%, 6/15/17		500	530,985
Merrill Lynch & Co., Inc., 6.88%, 4/25/18		700	769,085
Morgan Stanley:
6.00%, 4/28/15		300	326,625
5.50%, 1/26/20		100	100,750

			2,928,160

Chemicals — 0.2%
Ineos Group Holdings Plc, 8.50%, 2/15/16 (b)		100	86,750
RPM International, Inc., 6.25%, 12/15/13		50	55,370
RPM United Kingdom G.P., 6.70%, 11/01/15 (b)		200	224,706

			366,826

Commercial Banks — 1.6%
Discover Bank, 8.70%, 11/18/19		400	478,030
HSBC Holdings Plc, 6.50%, 9/15/37		400	412,454
HSBC USA, Inc., 5.00%, 9/27/20		300	291,119
HSBK Europe BV, 7.25%, 5/03/17		400	396,000
Regions Financial Corp., 7.75%, 11/10/14		200	195,000
Royal Bank of Scotland Group Plc, 6.40%, 10/21/19		500	503,485
SVB Financial Group, 5.38%, 9/15/20		300	299,638

			2,575,726

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies — 0.1%
Diversey Holdings, Inc., 10.50%, 5/15/20	USD	105	$120,604
RSC Equipment Rental, Inc., 9.50%, 12/01/14		100	103,000

			223,604

Consumer Finance — 0.8%
American Express Credit Corp., 5.38%, 10/01/14	GBP	400	654,308
Ford Motor Credit Co. LLC:
7.50%, 8/01/12	USD	200	211,854
7.00%, 4/15/15		100	105,692
6.63%, 8/15/17		150	154,608
8.13%, 1/15/20		100	114,754

			1,241,216

Containers & Packaging — 0.1%
Solo Cup Co., 8.50%, 2/15/14		100	88,750

Diversified Financial Services — 1.5%
Ally Financial Inc.:
6.88%, 9/15/11		150	153,562
6.88%, 8/28/12		200	206,500
8.00%, 12/31/18		100	101,000
Citigroup, Inc., 5.00%, 9/15/14		400	411,421
General Electric Capital Corp., Series G, 6.00%, 8/07/19		500	552,554
JPMorgan Chase & Co., 4.25%, 10/15/20		700	684,648
Moody’s Corp., 5.50%, 9/01/20		400	405,840

			2,515,525

Diversified Telecommunication Services — 0.9%
Frontier Communications Corp.:
8.25%, 4/15/17		100	110,000
8.50%, 4/15/20		100	110,000
Telecom Italia Capital SA:
4.95%, 9/30/14		250	261,374
7.00%, 6/04/18		500	556,442
Verizon New York, Inc.:
Series A, 6.88%, 4/01/12		300	321,479
Series B, 7.38%, 4/01/32		100	116,356

			1,475,651

Electric Utilities — 0.1%
Georgia Power Co., 5.40%, 6/01/40		100	103,709

Energy Equipment & Services — 0.5%
Cie Générale de Géophysique-Veritas, 9.50%, 5/15/16		100	108,500
Weatherford International Ltd., 7.00%, 3/15/38		600	645,270

			753,770

Food & Staples Retailing — 0.9%
CVS Caremark Corp., 5.75%, 6/01/17		300	342,728
The Kroger Co., 6.15%, 1/15/20		500	580,593
Rite Aid Corp.:
9.75%, 6/12/16		100	107,375
8.00%, 8/15/20 (b)		100	103,000
Woolworths Ltd., 4.00%, 9/22/20 (b)		300	301,316

			1,435,012

Food Products — 1.5%
Bunge Ltd. Finance Corp.:
5.88%, 5/15/13		300	322,865
5.10%, 7/15/15		400	420,957
Corn Products International, Inc., 4.63%, 11/01/20		300	309,965
JBS USA LLC, 11.63%, 5/01/14 (b)		150	174,000
Kraft Foods, Inc., 5.38%, 2/10/20		800	890,979
Ralcorp Holdings, Inc., 4.95%, 8/15/20		200	206,993
Wm. Wrigley Jr. Co., 3.05%, 6/28/13 (b)		200	205,296

			2,531,055

See Notes to Financial Statements.

24	FDP SERIES, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 6.00%, 1/15/20	USD	300	$323,782

Health Care Providers & Services — 1.3%
Coventry Health Care, Inc., 6.30%, 8/15/14		750	792,642
HCA, Inc.:
9.63%, 11/15/16 (d)		250	267,187
7.25%, 9/15/20		150	157,313
Medco Health Solutions, Inc., 7.13%, 3/15/18		800	973,475

			2,190,617

Hotels, Restaurants & Leisure — 0.8%
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		300	327,000
MGM Mirage, 6.63%, 7/15/15		200	173,000
NCL Corp. Ltd., 11.75%, 11/15/16		150	169,875
Pinnacle Entertainment, Inc., 7.50%, 6/15/15		150	147,937
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16		200	217,000
Starwood Hotels & Resorts Worldwide, Inc., 7.15%, 12/01/19		200	221,000
Station Casinos, Inc. (c)(e):
6.88%, 3/01/16		150	60
7.75%, 8/15/16		100	20
Universal City Development Partners Ltd., 10.88%, 11/15/16		100	108,500

			1,364,392

Household Durables — 0.1%
Jarden Corp., 7.50%, 5/01/17		150	157,125

IT Services — 0.2%
Verifone Holdings, Inc., 1.38%, 6/15/12 (b)(f)		285	295,331

Independent Power Producers & Energy Traders — 0.3%
Dynegy Holdings, Inc., 8.38%, 5/01/16		100	73,000
NRG Energy, Inc.:
7.25%, 2/01/14		200	204,000
7.38%, 2/01/16		100	100,500
Texas Competitive Electric Holdings Co. LLC:
10.25%, 11/01/15		100	59,500
15.00%, 4/01/21 (b)		142	130,640

			567,640

Industrial Conglomerates — 0.0%
Hutchison Whampoa International (03/33) Ltd., 7.45%, 11/24/33 (b)		50	61,993

Insurance — 0.3%
Aflac, Inc., 8.50%, 5/15/19		100	125,898
PRICOA Global Funding I, 5.45%, 6/11/14 (b)		300	333,990

			459,888

Machinery — 0.2%
Case New Holland, Inc., 7.88%, 12/01/17 (b)		200	220,500
RBS Global, Inc., 8.50%, 5/01/18		200	205,000

			425,500

Media — 2.1%
CCH II LLC, 13.50%, 11/30/16		147	172,528
CCO Holdings LLC, 8.13%, 4/30/20 (b)		100	105,000
DIRECTV Holdings LLC, 4.60%, 2/15/21		200	200,715
Intelsat Bermuda Ltd., 11.25%, 6/15/16		250	267,187
Lamar Media Corp., 9.75%, 4/01/14		150	171,375
Myriad International Holding BV, 6.38%, 7/28/17 (b)		100	103,460
News America, Inc., 7.25%, 5/18/18		400	493,124
Time Warner Cable, Inc., 6.75%, 7/01/18		700	831,033
Time Warner, Inc., 6.10%, 7/15/40		200	210,948

Corporate Bonds	Par (000)		Value

Media (concluded)
UPC Germany GmbH, 9.63%, 12/01/19 (b)	EUR	100	$137,593
Viacom, Inc., 6.13%, 10/05/17	USD	500	581,331
WMG Acquisition Corp., 9.50%, 6/15/16		150	156,375

			3,430,669

Metals & Mining — 0.4%
Cliffs Natural Resources, Inc., 4.80%, 10/01/20		200	199,672
Novelis, Inc., 7.25%, 2/15/15		100	102,875
Teck Resources Ltd., 4.50%, 1/15/21		300	311,735

			614,282

Multi-Utilities — 0.8%
CenterPoint Energy, Inc., 6.50%, 5/01/18		300	342,617
CenterPoint Energy Resources Corp., 6.13%, 11/01/17		200	229,396
Dominion Resources, Inc., 6.40%, 6/15/18		600	721,164

			1,293,177

Oil, Gas & Consumable Fuels — 3.8%
Antero Resources Finance Corp., 9.38%, 12/01/17		100	103,000
Canadian Natural Resources, Ltd., 5.90%, 2/01/18		500	583,153
Chesapeake Energy Corp., 6.63%, 8/15/20		200	201,500
Consol Energy, Inc. (b):
8.00%, 4/01/17		100	107,500
8.25%, 4/01/20		100	108,250
ENI SpA, 4.15%, 10/01/20 (b)		300	303,248
Enogex LLC, 6.25%, 3/15/20 (b)		400	441,185
Enterprise Products Operating LLC:
5.20%, 9/01/20		100	106,277
7.03%, 1/15/68 (a)		200	207,250
Gaz Capital for Gazprom, 6.21%, 11/22/16 (b)		500	522,500
MarkWest Energy Partners LP, 6.75%, 11/01/20		100	99,750
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		100	99,500
Peabody Energy Corp., 6.50%, 9/15/20		100	108,000
Petroleos de Venezuela SA, 13.65%, 7/10/11 (g)		1,300	1,222,000
SandRidge Energy, Inc.:
9.88%, 5/15/16 (b)		150	155,250
8.75%, 1/15/20		100	101,000
Valero Energy Corp., 9.38%, 3/15/19		800	1,012,028
Woodside Finance Ltd., 4.50%, 11/10/14 (b)		600	641,152

			6,122,543

Paper & Forest Products — 0.1%
NewPage Corp., 11.38%, 12/31/14		100	90,500

Real Estate Investment Trusts (REITs) — 0.9%
Boston Properties LP, 5.63%, 11/15/20		100	109,055
ERP Operating LP, 5.75%, 6/15/17		500	558,769
HCP, Inc., 6.70%, 1/30/18		500	551,769
KimCo Realty Corp., 6.88%, 10/01/19		200	232,164

			1,451,757

Real Estate Management & Development — 0.1%
Forest City Enterprises, Inc., 7.63%, 6/01/15		100	93,250

Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., 10.75%, 8/01/20 (b)		200	198,500

Specialty Retail — 0.1%
Michaels Stores, Inc., 7.75%, 11/01/18 (b)		100	97,250

Tobacco — 0.7%
Altria Group, Inc., 9.70%, 11/10/18		500	672,371
Reynolds American, Inc., 7.63%, 6/01/16		350	415,996

			1,088,367

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	25

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Trading Companies & Distributors — 0.1%
United Rentals North America, Inc., 8.38%, 9/15/20	USD	100	$98,750

Transportation Infrastructure — 0.2%
DP World Ltd., 6.85%, 7/02/37 (b)		380	340,360

Wireless Telecommunication Services — 0.2%
Digicel Group Ltd. (b):
8.88%, 1/15/15		100	101,000
8.25%, 9/01/17		100	105,000
MetroPCS Wireless, Inc., 7.88%, 9/01/18		100	103,625

			309,625

Total Corporate Bonds — 23.1%			37,423,244

Floating Rate Loan Interests (a)

Aerospace & Defense — 0.0%
BE Aerospace, Term Loan B, 5.75%, 7/28/14		30	29,919
TransDigm, Inc., Term Loan B, 2.25% – 2.29%, 6/23/13		40	39,271

			69,190

Chemicals — 0.3%
Celanese US Holdings LLC:
Dollar Term Loan, 3.29%, 4/02/14		160	158,911
Term Loan C, 3.29%, 10/31/16		36	36,587
Nalco Co.:
Term Loan B1, 4.50%, 10/06/17		97	97,335
Term Loan C1, 2.00% – 2.04%%, 5/13/16		57	56,539
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 5/15/14		124	124,438

			473,810

Commercial Services & Supplies — 0.4%
ARAMARK Corp.:
Extend Term Loan B, 3.54%, 7/26/16		213	212,310
Extended Synthetic Letter of Credit Facility, 1.98%, 1/26/14		3	2,562
Line of Credit, 3.36%, 7/26/16		14	13,963
Term Loan B, 2.16%, 1/26/14		32	31,807
Diversey, Inc. (FKA Johnson Diversey, Inc.), Term Loan B, 5.50%, 11/24/15		262	263,141
Interactive Data Corp., Term Loan B, 6.75%, 1/29/17		128	129,889

			653,672

Diversified Consumer Services — 0.4%
Education Management LLC, Term Loan C, 2.06%, 6/01/13		296	287,540
Visant Corp. (FKA Jostens), Term Loan B, 7.00%, 12/22/16		410	413,431

			700,971

Diversified Financial Services — 0.3%
MSCI, Inc., Term Loan, 4.75%, 6/01/16		127	127,862
TransUnion Corp., Term Loan B, 6.75%, 6/15/17		347	351,022

			478,884

Floating Rate Loan Interests (a)	Par (000)		Value

Diversified Telecommunications Services — 0.4%
Intelsat Corporation (Panamsat):
Incremental Term Loan B-2-A, 2.79%, 1/03/14	USD	38	$37,638
Incremental Term Loan B-2-B, 2.79, 1/03/14		38	37,627
Incremental Term Loan B-2-C, 2.79%, 1/03/14		38	37,627
Tranche B-2-A Term Loan, 2.79%, 1/03/14		128	125,343
Tranche B-2-B Term Loan, 2.79%, 1/03/14		128	125,344
Tranche B-2-C Term Loan, 2.79%, 1/03/14		128	125,382
Windstream Corp., Tranche B-2 Term Loan, 3.03% – 3.04%, 12/17/15		128	127,922

			616,883

Electronic Equipment, Instruments & Components — 0.1%
Flextronics International Ltd.:
A Closing Date Loan, 2.50%, 10/01/14		106	104,004
Delayed Draw Term Loan A-1-A, 2.50%, 10/01/14		4	3,482
Delayed Draw Term Loan A-1-B, 2.50%, 10/01/14		10	10,076
Delayed Draw Term Loan A-3, 2.50%, 10/01/14		14	14,093

			131,655

Food & Staples Retailing — 0.2%
SUPERVALU, Inc.:
Term Loan B, 1.52% – 1.54%, 6/02/12		28	27,342
Term Loan B2, 3.02% – 3.04%, 10/15/15		355	349,158

			376,500

Food Products — 0.1%
Dean Foods Co., 2016 Tranche B Term Loan, 3.29%, 4/02/16		118	116,732
Michael Foods, Term Loan B, 6.25%, 6/21/16		34	34,238

			150,970

Health Care Providers & Services — 1.1%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.55%, 7/25/14		21	20,199
Extend Term Loan, 2.55%, 1/25/17		20	19,528
Term Loan, 2.55%, 7/25/14		405	400,621
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		196	196,096
HCA, Inc.:
Term Loan A-1, 1.54%, 11/17/12		83	81,026
Term Loan B-1, 2.54%, 11/18/13		34	33,343
Tranche B-2 Term Loan, 3.54%, 3/31/17		384	379,168
Universal Health Services, Inc., Tranche B Term Loan, 5.50%, 11/15/16		612	617,755

			1,747,736

Hotels, Restaurants & Leisure — 0.5%
Burger King Corp., Tranche B Term Loan, 6.25%, 10/06/16		480	485,898
DineEquity, Inc., Term Facility, 6.00%, 10/07/17		122	123,934
Penn National Gaming, Inc., Term Loan B, 2.00% – 2.04%, 10/03/12		204	202,832

			812,664

Household Durables — 0.1%
Jarden Corp.:
Term Loan B1, 2.04%, 1/24/12		60	60,134
Term Loan B4, 3.54%, 1/26/15		66	66,183

			126,317

See Notes to Financial Statements.

26	FDP SERIES, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)			Value

IT Services — 0.2%
Fidelity National Information Services, Inc., Term Loan B, 5.25%, 7/18/16	USD	137		$138,461
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche B US Term Loan, 3.90% – 3.91%, 2/28/16		133		131,563

				270,024

Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc.:
Credit-Linked Deposit, 2.04%, 2/01/13		57		56,129
Term Loan, 2.04%, 2/01/13		68		66,951

				123,080

Industrial Conglomerates — 0.1%
Tomkins Plc, Term Loan B, 6.75%, 9/21/16		150		152,117

Machinery — 0.2%
RBS Global, Inc. (Rexnord):
Incremental Tranche B-2, 2.56%, 7/19/13		2		1,562
Tranche B-1, Term Loan, 2.81%, 7/19/13		364		356,684

				358,246

Media — 0.5%
CSC Holdings, Inc. (Cablevision):
Incremental Term Loan B-2, 2.00%, 3/29/16		481		478,781
Incremental Term Loan B-3, 2.00%, 3/29/16		55		54,706
Cinemark, Extend Term Loan, 3.51% – 3.55%, 4/30/16		110		110,149
Regal Cinemas Corp., Term Loan, 3.79%, 11/17/16		126		126,684
UPC Financing Partnership, Term Loan T, 4.25%, 12/31/16		100		98,162

				868,482

Multiline Retail — 0.1%
Dollar General Corp., Tranche B-1 Term Loan, 3.01% – 3.04%, 7/07/14		132		131,676

Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
Term Loan B, 2.29%, 12/20/12		88		87,863
Term Loan C, 3.54%, 12/23/14		55		55,022

				142,885

Pharmaceuticals — 0.4%
Mylan Inc., Term Loan B, 3.56%, 10/02/14		21		20,980
Warner Chilcott Co. LLC, Term Loan B-4, 6.50%, 2/20/16		152		153,778
WC Luxco Sarl, Term B-3, 6.50%, 2/20/16		469		473,321

				648,079

Total Floating Rate Loan Interests — 5.6%				9,033,841

Foreign Agency Obligations

Australia Government Bond, Series 123, 5.75%, 4/15/12	AUD	970		940,732
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/17	BRL	2,800	(h)	1,479,688
Emirate of Abu Dhabi, 6.75%, 4/08/19 (b)	USD	100		118,294
Export-Import Bank of Korea, 8.13%, 1/21/14		195		225,595
Hungary Government International Bond, 3.88%, 2/24/20	EUR	40		43,744

Foreign Agency Obligations	Par (000)			Value

Indonesia Treasury Bond:
12.80%, 6/15/21	IDR	2,610,000		$393,640
12.90%, 6/15/22		4,900,000		737,618
10.00%, 9/15/24		1,750,000		218,219
Series FR31, 11.00%, 11/15/20		900,000		123,474
Series FR47, 10.00%, 2/15/28		5,970,000		728,461
Israel Government Bond Shahar, Series 2680, 7.00%, 4/29/11	ILS	800		221,814
Korea Treasury Bond:
Series 1106, 5.50%, 6/10/11	KRW	111,900		97,919
Series 1112, 4.75%, 12/10/11		1,097,310		964,294
Series 1206, 4.00%, 6/10/12		2,877,500		2,517,572
Series 1209, 5.25%, 9/10/12		340,000		303,969
Series 1212, 4.25%, 12/10/12		660,000		581,059
Series 1303, 5.25%, 3/10/13		9,900		8,919
Lithuania Government International Bond, 7.38%, 2/11/20 (b)	USD	310		345,650
Malaysia Government Bond:
3.76%, 4/28/11	MYR	685		217,241
3.83%, 9/28/11		3,870		1,232,131
Series 0309, 2.71%, 2/14/12		10		3,150
Series 2/03, 4.24%, 2/07/18		2,250		737,324
Mexican Bonos:
Series M, 9.00%, 6/20/13	MXN	830	(i)	72,233
Series M 20, 10.00%, 12/05/24		7,500	(i)	763,847
Series M 30, 10.00%, 11/20/36		3,120	(i)	312,637
New South Wales Treasury Corp.:
6.00%, 5/01/12	AUD	1,670		1,619,450
Series 17RG, 5.50%, 3/01/17		425		403,722
Peru Government Bond, 7.84%, 8/12/20	PEN	615		246,934
Poland Government Bond:
Series 0412, 4.75%, 4/25/12	PLN	2,765		893,499
Series 0414, 5.75%, 4/25/14		1,810		593,307
Series 1013, 5.00%, 10/24/13		305		98,281
Poland Government International Bond, 6.38%, 7/15/19	USD	340		377,457
Qatar Government International Bond, 6.55%, 4/09/19 (b)		100		117,250
Queensland Treasury Corp.:
6.00%, 6/14/11	AUD	560		540,054
7.13%, 9/18/17 (b)	NZD	35		28,277
Series 13, 6.00%, 8/14/13	AUD	70		68,436
Series 17, 6.00%, 9/14/17		145		141,444
Republic of Argentina, 0.65%, 8/03/12 (a)	USD	90		82,949
Republic of Ghana, 8.50%, 10/04/17		100		113,625
Republic of Hungary:
3.50%, 7/18/16	EUR	20		22,299
4.38%, 7/04/17		45		53,156
5.75%, 6/11/18		95		119,615
6.25%, 1/29/20	USD	150		146,068
Republic of Korea, 7.13%, 4/16/19		130		159,424
Republic of Lithuania, 6.75%, 1/15/15 (b)		130		140,603
Russia Government International Bond, 7.50%, 3/31/30 (b)		340		391,965
Russian Foreign Bond Eurobond, 7.50%, 3/31/30		537		618,248
Socialist Republic of Vietnam, 6.75%, 1/29/20 (b)		320		356,709
South Africa Government International Bond, 5.88%, 5/30/22		700		777,000
Sweden Government Bond, Series 1045, 5.25%, 3/15/11	SEK	17,260		2,481,193
Venezuela Government International Bond, 10.75%, 9/19/13	USD	80		73,000
Western Australia Treasury Corp., Series 12, 5.50%, 7/17/12	AUD	85		81,863

Total Foreign Agency Obligations — 14.9%				24,135,052

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	27

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations — 0.7%
Bear Stearns Alt-A Trust, Series 2004-13, Class A2, 0.69%, 11/25/34 (a)	USD	159	$116,217
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J8, Class 3A3, 5.50%, 12/25/34		205	205,964
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.52%, 10/25/35 (a)		273	206,814
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-W, Class A9, 2.76%, 11/25/34 (a)		293	276,575
Series 2007-3, Class 3A1, 5.50%, 4/25/37		352	363,997

			1,169,567

Commercial Mortgage-Backed Securities — 6.8%
Banc of America Commercial Mortgage, Inc., Class AM:
Series 2006-3, 6.07%, 7/10/44 (a)		1,000	945,955
Series 2006-4, 5.68%, 7/10/46		500	509,405
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 2.00%, 11/15/15 (a)(b)		500	446,388
Bear Stearns Commercial Mortgage Securities (a):
Series 2006-T24, Class AM, 5.57%, 10/12/41		500	495,822
Series 2006-T24, Class B, 5.66%, 10/12/41 (b)		148	96,283
Citigroup Commercial Mortgage Trust (a):
Series 2007-C6, Class AM, 5.70%, 12/10/49		146	140,036
Series 2007-FL3A, Class A1, 0.32%, 4/15/22 (b)		221	208,930
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class A2, 0.42%, 10/15/21 (a)(b)		214	190,488
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		750	560,511
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (a)		2,519	2,692,672
Greenwich Capital Commercial Funding Corp. (a):
Series 2005-GG5, Class A5, 5.22%, 4/10/37		710	752,647
Series 2005-GG5, Class B, 5.36%, 4/10/37		350	262,815
Series 2007-GG9, Class C, 5.55%, 3/10/39		1,600	840,599
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB14, Class AM, 5.44%, 12/12/44 (a)		400	397,984
Series 2006-CB17, Class AM, 5.46%, 12/12/43		300	287,665
LB-UBS Commercial Mortgage Trust, Class A4:
Series 2005-C5, 4.95%, 9/15/30		670	723,736
Series 2006-C3, 5.66%, 3/15/39 (a)		850	923,046
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.33%, 6/15/20 (a)(b)		482	438,607

			10,913,589

Total Non-Agency Mortgage-Backed Securities — 7.5%			12,083,156

Preferred Securities

Capital Trusts		Par (000)	Value

Commercial Banks — 1.6%
BNP Paribas, 7.20%, (a)(b)(j)	USD	600	$592,500
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (a)		500	465,000
Wachovia Capital Trust III, 5.80%, (a)(j)		750	630,000
Wells Fargo Capital XIII, Series GMTN, 7.70%, (a)(j)		300	309,750
Wells Fargo Capital XV, 9.75%, (a)(j)		550	612,562

			2,609,812

Consumer Finance — 0.1%
Capital One Capital VI, 8.88%, 5/15/40		100	104,500

Diversified Financial Services — 1.0%
Bank of America Corp., Series M, 8.13%, (a)(j)		400	399,640
JPMorgan Chase & Co., 7.90%, (a)(j)		575	611,743
JPMorgan Chase Capital XXII, 6.45%, 1/15/87		700	690,888

			1,702,271

Insurance — 0.3%
MetLife, Inc., 6.40%, 12/15/66		600	570,000

Total Capital Trusts — 3.0%			4,986,583

Preferred Stocks		Shares

Automobiles — 0.1%
General Motors Corp., Series C, 6.25% (c)		6,500	48,756

Diversified Financial Services — 0.0%
Ally Financial Inc., 7.00% (b)		40	35,713

Total Preferred Stocks — 0.1%			84,469

Total Preferred Securities — 3.1%			5,071,052

Taxable Municipal Bonds		Par (000)

California State Judgment Trust, COP, 1.74%, 6/01/15 (a)	USD	250	226,155
City & County of San Francisco California, GO, Build America Bonds, 5.93%, 6/15/28		500	561,645
City of Tulare California, RB, Build America Bonds (AGM), 8.75%, 11/15/44		125	129,135
Detroit City School District, GO, Qualified School Construction Bonds (Q-SBLF), 6.65%, 5/01/29		800	800,360
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38		50	52,974
Los Angeles Community College District California, GO, Build America Bonds, 6.75%, 8/01/49		750	785,557
Los Angeles County Public Works Financing Authority, RB, Build America Bonds, Recovery, Series Z, 7.49%, 8/01/33		530	539,111
New York City Industrial Development Agency, 11.00%, 3/01/29 (b)		100	129,162
New York City Municipal Water Finance Authority, RB, Second General Resolution, 6.28%, 6/15/42		630	639,910
New York State Dormitory Authority, RB, Build America Bonds, 5.50%, 3/15/30		630	641,567

See Notes to Financial Statements.

28	FDP SERIES, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds		Par (000)	Value

State of California, GO:
Build America Bonds, 7.60%, 11/01/40 (k)	USD	550	$567,858
Various Purpose, 6.00%, 3/01/33		1,000	1,067,160
Various Purpose, 6.00%, 4/01/38		500	522,955
State of Illinois, GO, Build America Bonds, 7.35%, 7/01/35		290	294,617
State of Oregon, GO, Refunding, Build America Bonds, 5.38%, 8/01/39		640	641,011

Total Taxable Municipal Bonds — 4.7%			7,599,177

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.7%
Fannie Mae, 5.38%, 6/12/17		1,000	1,183,485
Freddie Mac:
2.88%, 2/09/15		2,000	2,123,322
6.25%, 7/15/32		800	1,025,281

			4,332,088

Collateralized Mortgage Obligations — 1.4%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.50%, 2/25/37 (a)		1,191	1,187,282
Freddie Mac Mortgage-Backed Securities:
Series 2643, Class OG, 5.00%, 7/15/32		1,000	1,097,688
Series 2942, Class TF, 0.60%, 3/15/35 (a)		57	56,524

			2,341,494

Mortgage-Backed Securities — 22.6%
Fannie Mae Mortgage-Backed Securities:
1.67%, 5/01/33 (a)		14	14,874
2.02%, 10/01/32 (a)		157	161,754
2.31%, 4/01/35 (a)		22	22,313
2.35%, 4/01/35 (a)		303	312,781
2.96%, 9/01/34 (a)		604	618,032
4.00%, 12/15/40 (l)		3,050	3,097,180
4.50%, 12/15/40 (l)		3,015	3,138,428
5.00%, 8/01/35 – 12/15/40 (l)		3,217	3,415,120
5.50%, 12/15/25 – 3/01/36 (l)		6,532	7,113,136
6.00%, 6/01/21 – 12/15/40 (l)		4,063	4,444,497
6.50%, 1/01/36		325	363,165
Freddie Mac Mortgage-Backed Securities:
2.71%, 4/01/32 (a)		92	96,648
2.86%, 9/01/32 (a)		19	19,496
2.91%, 11/01/27 (a)		325	334,903
4.00%, 12/15/40 (l)		1,500	1,520,157
4.50%, 9/01/20 – 12/15/40 (l)		2,692	2,798,773
5.00%, 7/01/23 – 12/15/40 (l)		5,196	5,493,989
5.50%, 11/01/37		32	34,367
6.00%, 10/01/21 – 12/15/40 (l)		2,439	2,649,191
6.50%, 9/01/38		150	165,786
Ginnie Mae Mortgage-Backed Securities, 6.50%, 12/20/37 – 7/15/38		666	748,376

			36,562,966

Total U.S. Government Sponsored Agency Securities — 26.7%			43,236,548

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Bonds:
5.38%, 2/15/31	USD	300	$366,234
4.50%, 2/15/36		350	378,164
3.50%, 2/15/39		900	808,875
4.50%, 8/15/39		600	641,906
4.38%, 11/15/39		500	523,828
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/16		1,101	1,215,162
U.S. Treasury Notes:
0.75%, 5/31/12		4,500	4,524,795
1.75%, 8/15/12		5,000	5,112,695
1.38%, 2/15/13		1,500	1,528,008
2.75%, 10/31/13		2,600	2,754,984
1.75%, 3/31/14		3,300	3,398,228
1.88%, 4/30/14		1,100	1,137,297
2.25%, 1/31/15		2,000	2,088,906
2.13%, 5/31/15		4,000	4,145,920
3.25%, 12/31/16		1,000	1,080,703

Total U.S. Treasury Obligations — 18.4%			29,705,705

Total Long-Term Investments (Cost — $166,303,904) — 107.0%			173,196,146

Short-Term Securities

Foreign Agency Obligations Israel — 0.7%
Israel Treasury Bill (m):
1.96%, 1/05/11	ILS	415	112,568
2.16%, 8/03/11		173	46,334
2.25%, 10/05/11		175	46,453
Israel Treasury Bill — Makam (m):
Series 0711, 0.95%, 7/06/11		399	107,133
Series 311, 2.11%, 3/02/11		220	59,495
Series 411, 1.01%, 4/06/11		2,485	670,670

			1,042,653

Malaysia — 0.2%
Bank Negara Malaysia Monetary Notes (m):
Series 1110, 2.74%, 3/22/11	MYR	60	18,777
Series 2110, 2.30%, 1/06/11		165	51,949
Series 4310, 2.73%, 7/19/11		90	27,845
Series 4610, 1.14%, 7/28/11		410	126,973
Series 4910, 2.72%, 3/15/11		140	43,837
Series 5510, 1.64%, 9/29/11		60	18,483
Series 5710, 2.72%, 4/05/11		50	15,630
Malaysia Treasury Bill (m):
2.37%, 5/06/11		40	12,483
Series 364, 2.77%, 7/01/11		10	3,107

			319,084

Norway — 1.5%
Norway Treasury Bill, 1.26%, 6/15/11 (m)	NOK	15,730	2,503,334

Total Foreign Agency Obligations — 2.4%			3,865,071

U.S. Treasury Obligations

United States
U.S. Treasury Bills, 0.13%, 2/24/11 (m)(n)	USD	115	114,959

Total U.S. Treasury Obligations — 0.1%			114,959

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	29

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Time Deposits	Par (000)		Value

Europe — 0.0%
Citibank London, 0.06%, 12/01/10	EUR	55	$70,813

Sweden — 0.0%
Brown Brothers Harriman & Co. 0.22%, 12/01/10	SEK	16	2,238

United States — 4.4%
Wells Fargo, 0.21%, 12/01/10	USD	7,041	7,040,543

Total Time Deposits — 4.4%			7,113,594

Total Short-Term Securities (Cost — $11,155,158) — 6.9%			11,093,624

Total Investments Before TBA Sale Commitments (Cost — $177,459,062) — 113.9%			184,289,770

TBA Sale Commitments (l)

Fannie Mae Mortgage-Backed Securities, 5.00%, 8/01/35 – 12/15/40		2,000	(2,120,624)
Freddie Mac Mortgage-Backed Securities:
4.50%, 9/01/20 – 12/15/40		750	(778,711)
5.00%, 7/01/23 – 12/15/40		3,500	(3,699,608)

Total TBA Sale Commitments (Proceeds — $6,588,428) — (4.1)%			(6,598,943)

Total Investments (Cost — $170,870,634*) — 109.8%			177,690,827
Liabilities in Excess of Other Assets — (9.8)%			(15,922,883)

Net Assets — 100.0%			$161,767,944

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$170,913,840

Gross unrealized appreciation	$9,388,022
Gross unrealized depreciation	(2,611,035)

Net unrealized appreciation	$6,776,987

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Convertible security.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Security trades in units with each unit equal to a par amount of BRL 1,000.

(i)	Security trades in units with each unit equal to a par amount of MXN 100.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Citigroup Global Markets	$567,858	$12,639

(l)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America	$9,171,282	$(61,195)
Barclays Bank	$1,341,913	$(10,479)
Citigroup Global Markets, Inc	$(3,699,609)	$(6,288)
Morgan Stanley & Co., Inc	$3,168,919	$2,849
Nomura Securities Intl., Inc	$5,778,604	$(33,807)
UBS AG	$(2,120,624)	$(4,374)
UBS Securities	$1,846,595	$(3,023)

(m)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(n)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation

55	10-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	USD	6,823,705	$2,311
43	2-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	USD	9,404,132	28,993

Total						$31,304

•	Credit default swaps on traded indexes — buy protection outstanding as of November 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Dow Jones CDX North America	5.00%	Barclays Bank Plc	December 2015	USD	4,000	$17,213
High Yield Index Series 15:	5.00%	Credit Suisse International	December 2015	USD	1,000	(1,322)
	5.00%	Deutsche Bank AG	December 2015	USD	1,000	2,442
	5.00%	JPMorgan Chase Bank NA	December 2015	USD	3,200	807

Total						$19,140

•	Credit default swaps on single-name issues — sold protection outstanding as of November 30, 2010 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

Oshkosh Corp.	2.50%	Credit Suisse International	September 2011	BB–	USD	30	$(855)

[1]	Using Standard and Poor’s ratings.

[2]	The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of agreement.

See Notes to Financial Statements.

30	FDP SERIES, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Foreign currency exchange contracts as of November 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	37,921	MXN	515,000	Citibank NA	12/2/2010	$(3,324)
INR	1,047,000	USD	23,069	Deutsche Bank AG	4/11/2011	(703)
INR	2,246,000	USD	49,482	Deutsche Bank AG	4/12/2011	(1,508)
INR	1,508,000	USD	33,319	JPMorgan Chase Bank NA	4/13/2011	(1,112)
INR	1,481,000	USD	32,722	JPMorgan Chase Bank NA	4/15/2011	(1,100)
INR	521,000	USD	11,476	Deutsche Bank AG	4/19/2011	(357)
INR	740,000	USD	16,282	JPMorgan Chase Bank NA	4/19/2011	(489)
CLP	66,250,000	USD	126,128	Morgan Stanley Capital Services Inc.	4/25/2011	8,121
INR	1,052,000	USD	23,228	Deutsche Bank AG	4/26/2011	(797)
CLP	31,162,000	USD	59,328	JPMorgan Chase Bank NA	4/27/2011	3,807
INR	150,000	USD	3,310	JPMorgan Chase Bank NA	4/27/2011	(112)
CLP	50,230,000	USD	96,226	Citibank NA	4/28/2011	5,533
INR	744,000	USD	16,417	JPMorgan Chase Bank NA	4/28/2011	(557)
INR	745,000	USD	16,446	JPMorgan Chase Bank NA	4/29/2011	(567)
INR	13,116,700	USD	290,000	JPMorgan Chase Bank NA	5/4/2011	(10,607)
INR	1,425,000	USD	29,987	Deutsche Bank AG	6/1/2011	262
INR	1,646,000	USD	34,197	HSBC Bank USA NA	6/3/2011	736
INR	1,050,000	USD	21,721	Deutsche Bank AG	6/7/2011	554
INR	280,000	USD	5,879	HSBC Bank USA NA	6/8/2011	61
INR	284,000	USD	5,908	Deutsche Bank AG	6/10/2011	115
INR	710,000	USD	14,773	HSBC Bank USA NA	6/13/2011	281
INR	711,000	USD	14,915	Deutsche Bank AG	6/16/2011	155
INR	648,000	USD	13,611	Deutsche Bank AG	6/20/2011	119
USD	5,371,680	EUR	4,220,000	Deutsche Bank AG	8/30/2011	(101,035)
PHP	52,545,000	USD	1,130,000	JPMorgan Chase Bank NA	9/1/2011	55,701
USD	34,030	GBP	21,500	Deutsche Bank AG	10/3/2011	650
INR	41,995,750	USD	904,496	Deutsche Bank AG	10/7/2011	(24,249)
USD	1,596,487	EUR	1,141,000	Deutsche Bank AG	11/9/2011	117,142
USD	133,694	EUR	96,696	UBS AG	11/17/2011	5,734
USD	33,884	GBP	21,500	Deutsche Bank AG	10/1/2012	573
USD	33,691	GBP	21,500	Deutsche Bank AG	10/1/2013	495
USD	657,119	GBP	421,500	Deutsche Bank AG	10/1/2014	8,602

Total						$62,124

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$4,880,397	—	$4,880,397
Common Stock	$27,974	—	—	27,974
Corporate Bonds	—	37,423,244	—	37,423,244
Floating Rate Loan Interests	—	8,766,504	$267,337	9,033,841
Foreign Agency Obligations	—	24,052,103	82,949	24,135,052
Non-Agency Mortgage-Backed Securities	—	12,083,156	—	12,083,156
Preferred Securities	—	5,071,052	—	5,071,052
Taxable Municipal Bonds	—	7,599,177	—	7,599,177
U.S. Government Sponsored Agency Securities	—	43,236,548	—	43,236,548
U.S. Treasury Obligations	—	29,705,705	—	29,705,705
Short-Term Securities:
Foreign Agency Obligations	—	3,865,071	—	3,865,071
U.S. Treasury Obligations	—	114,959	—	114,959
Time Deposits	—	7,113,594	—	7,113,594
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(6,598,943)	—	(6,598,943)

Total	$27,974	$177,312,567	$350,286	$177,690,827

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	31

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Interest rate contracts	$31,304	—	—	$31,304
Credit contracts	—	$19,140	—	19,140
Foreign currency exchange contracts	—	208,641	—	208,641
Liabilities:
Credit contracts	—	(855)	—	(855)
Foreign currency exchange contracts	—	(146,517)	—	(146,517)

Total	$31,304	$80,409	—	$111,713

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instruments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Floating Rate Loan Interests	Foreign Agency Obligations	Total

Assets:
Balance, as of May 31, 2010	$70,144	$117,202	$187,346
Accrued discounts/premiums	(149)	547	398
Net realized gain (loss)	32	1,139	1,171
Net change in unrealized appreciation/depreciation[2]	1,224	9,061	10,285
Purchases	210,959	—	210,959
Sales	(4,976)	(45,000)	(49,976)
Transfers in3	253,244	—	253,244
Transfers out[3]	(263,141)	—	(263,141)

Balance, as of November 30, 2010	$267,337	$82,949	$350,286

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The net change in unrealized appreciation/depreciation on securities still held at November 30, 2010 was $10,285.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

32	FDP SERIES, INC.	NOVEMBER 30, 2010

Statements of Assets and Liabilities

November 30, 2010 (Unaudited)	MFS Research International FDP Fund	Marsico Growth FDP Fund	Van Kampen Value FDP Fund	Franklin Templeton Total Return FDP Fund

Assets

Investments at value — unaffiliated[1]	$124,096,919	$111,515,725	$103,773,488	$184,289,770
Investments at value — affiliated[2]	—	—	26,925	—
Unrealized appreciation on swaps	—	—	—	19,140
Unrealized appreciation on foreign currency exchange contracts	317	—	—	208,641
Unrealized appreciation on unfunded loan commitments	—	—	—	316
Cash collateral pledged for financial futures contracts	—	—	—	67,814
Foreign currency at value[3]	6,297	12	—	4,245
Dividends receivable	509,472	287,935	301,412	—
Capital shares sold receivable	138,174	178,545	175,003	483,557
Interest receivable	—	—	—	1,590,663
Investments sold receivable	—	—	—	111,503
Principal paydowns receivable	—	—	—	9,649
TBA sales commitments receivable	—	—	—	6,588,428
Margin variation receivable	—	—	—	21,734
Swap premiums paid	—	—	—	94,812
Prepaid expenses	7,127	11,322	10,900	12,464

Total assets	124,758,306	111,993,539	104,287,728	193,502,736

Liabilities

TBA sale commitments at value[4]	—	—	—	6,598,943
Unrealized depreciation on foreign currency exchange contracts	2,556	—	—	146,517
Unrealized depreciation on swaps	—	—	—	855
Investments purchased payable	765,905	398,080	54,300	24,083,211
Capital shares redeemed payable	220,044	273,332	256,384	212,326
Investment advisory fees payable	96,586	73,857	61,292	53,500
Service and distribution fees payable	88,797	76,094	72,198	89,640
Other affiliates payable	903	806	795	1,252
Officer’s and Directors’ fees payable	262	254	254	284
Swaps payable	—	—	—	121,016
Income dividends payable	—	—	—	396,851
Deferred income	—	—	—	279
Other accrued expenses payable	52,895	17,902	6,908	30,118

Total liabilities	1,227,948	840,325	452,131	31,734,792

Net Assets	$123,530,358	$111,153,214	$103,835,597	$161,767,944

Net Assets Consist of

Paid-in capital	$154,615,646	$117,341,801	$135,020,412	$162,664,615
Undistributed (distributions in excess of) net investment income	(130,462)	(291,115)	278,418	(11,076)
Accumulated net realized loss	(47,542,189)	(34,015,105)	(39,989,263)	(7,820,242)
Net unrealized appreciation/depreciation	16,587,363	28,117,633	8,526,030	6,934,647

Net Assets	$123,530,358	$111,153,214	$103,835,597	$161,767,944

[1] Investments at cost — unaffiliated	$107,503,739	$83,398,092	$95,246,990	$177,459,062

[2] Investments at cost — affiliated	—	—	$27,393	—

[3] Foreign currency at cost	$6,319	$12	—	$4,347

[4] Proceeds from TBA sale commitments	—	—	—	$6,588,428

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	33

Statements of Assets and Liabilities (concluded)

November 30, 2010 (Unaudited)	MFS Research International FDP Fund	Marsico Growth FDP Fund	Van Kampen Value FDP Fund	Franklin Templeton Total Return FDP Fund

Net Asset Value

Institutional:
Net assets	$2,919,822	$2,756,620	$2,514,628	$3,105,854

Shares outstanding, 100 million shares authorized, $0.10 par value	283,501	243,151	270,022	302,642

Net asset value	$10.30	$11.34	$9.31	$10.26

Investor A:
Net assets	$24,713,181	$22,487,508	$20,999,034	$33,085,599

Shares outstanding, 100 million shares authorized, $0.10 par value	2,407,486	2,008,873	2,272,052	3,222,972

Net asset value	$10.27	$11.19	$9.24	$10.27

Investor B:
Net assets	$1,809,711	$1,721,381	$1,617,753	$2,274,355

Shares outstanding, 100 million shares authorized, $0.10 par value	176,545	160,366	176,468	221,530

Net asset value	$10.25	$10.73	$9.17	$10.27

Investor C:
Net assets	$94,087,644	$84,187,705	$78,704,182	$123,302,136

Shares outstanding, 100 million shares authorized, $0.10 par value	9,247,240	7,833,601	8,630,639	12,010,915

Net asset value	$10.17	$10.75	$9.12	$10.27

See Notes to Financial Statements.

34	FDP SERIES, INC.	NOVEMBER 30, 2010

Statements of Operations

Six Months Ended November 30, 2010 (Unaudited)	MFS Research International FDP Fund	Marsico Growth FDP Fund	Van Kampen Value FDP Fund	Franklin Templeton Total Return FDP Fund

Investment Income

Dividends	$1,302,460	$759,772	$1,259,265	$1,835
Foreign taxes withheld	(99,475)	—	(15,335)	(21,551)
Interest	20	—	—	3,776,730
Facility and other fees	—	—	—	964

Total income	1,203,005	759,772	1,243,930	3,757,978

Expenses

Investment advisory	558,868	423,452	361,516	321,567
Service — Investor A	30,628	26,304	25,560	40,431
Service and distribution — Investor B	9,676	8,738	8,655	9,033
Service and distribution — Investor C	475,780	403,318	393,615	492,055
Transfer agent — Institutional	1,583	1,492	1,488	1,675
Transfer agent — Investor A	13,396	11,887	11,684	17,161
Transfer agent — Investor B	1,511	1,462	1,452	1,748
Transfer agent — Investor C	54,940	48,461	47,777	69,790
Custodian	61,860	7,390	8,568	22,849
Professional	32,750	26,789	26,983	33,902
Registration	26,476	40,244	27,024	26,773
Printing	17,111	15,356	15,465	22,404
Accounting services	16,183	13,218	12,737	18,509
Officer and Directors	11,154	11,033	11,183	11,308
Miscellaneous	21,540	11,740	11,799	43,561

Total expenses	1,333,456	1,050,884	965,506	1,132,766

Net investment income (loss)	(130,451)	(291,112)	278,424	2,625,212

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	1,790,395	1,743,422	203,787	(1,563,327)
Financial futures contracts	—	—	—	7,316
Foreign currency transactions	17,515	—	—	86,970
Swaps	—	—	—	157,025

	1,807,910	1,743,422	203,787	(1,312,016)

Net change in unrealized appreciation/depreciation on:
Investments	15,817,192	12,746,982	7,932,295	8,832,253
Financial futures contracts	—	—	—	31,304
Foreign currency transactions	20,666	—	—	51,024
Swaps	—	—	—	63,219
Unfunded corporate loans	—	—	—	316

	15,837,858	12,746,982	7,932,295	8,978,116

Total realized and unrealized gain	17,645,768	14,490,404	8,136,082	7,666,100

Net Increase in Net Assets Applicable Resulting from Operations	$17,515,317	$14,199,292	$8,414,506	$10,291,312

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	35

Statements of Changes in Net Assets	MFS Research International FDP Fund

Net Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010

Operations

Net investment income (loss)	$(130,451)	$992,957
Net realized gain	1,807,910	1,426,459
Net change in unrealized appreciation/depreciation	15,837,858	4,691,123

Net increase in net assets resulting from operations	17,515,317	7,110,539

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(41,809)	(39,480)
Investor A	(323,960)	(312,409)
Investor B	(6,404)	(7,754)
Investor C	(588,324)	(518,101)

Decrease in net assets resulting from dividends and distributions to shareholders	(960,497)	(877,744)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(3,928,968)	(11,935,653)

Redemption Fee

Redemption fee	1,992	2,236

Net Assets

Total increase (decrease) in net assets	12,627,844	(5,700,622)
Beginning of period	110,902,514	116,603,136

End of period	$123,530,358	$110,902,514

Undistributed (distributions in excess of) net investment income	$(130,462)	$960,486

See Notes to Financial Statements.

36	FDP SERIES, INC.	NOVEMBER 30, 2010

Statements of Changes in Net Assets	Marsico Growth FDP Fund

Net Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010

Operations

Net investment loss	$(291,112)	$(627,954)
Net realized gain	1,743,422	7,045,377
Net change in unrealized appreciation/depreciation	12,746,982	10,511,784

Net increase in net assets resulting from operations	14,199,292	16,929, 207

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(4,636,374)	(10,721,537)

Net Assets

Total increase in net assets	9,562,918	6,207,670
Beginning of period	101,590,296	95,382,626

End of period	$111,153,214	$101,590,296

Accumulated net investment loss	$(291,115)	$(3)

	Van Kampen Value FDP Fund

Net Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010

Operations

Net investment income	$278,424	$275,675
Net realized gain (loss)	203,787	(3,643,103)
Net change in unrealized appreciation/depreciation	7,932,295	23,387,930

Net increase in net assets resulting from operations	8,414,506	20,020,502

Dividends and Distributions to Common Shareholders From

Net investment income:
Institutional	—	(17,385)
Investor A	(68,047)	(133,193)
Investor B	—	(8,458)
Investor C	(207,621)	(335,866)

Decrease in net assets resulting from dividends and distributions to shareholders	(275,668)	(494,902)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(3,474,771)	(14,296,926)

Net Assets

Total increase in net assets	4,664,067	5,228,674
Beginning of period	99,171,530	93,942,856

End of period	$103,835,597	$99,171,530

Undistributed (distributions in excess of) net investment income	$278,418	$275,662

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	37

Statements of Changes in Net Assets	Franklin Templeton Total Return FDP Fund

Net Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010

Operations

Net investment income	$2,625,212	$5,495,663
Net realized gain (loss)	(1,312,016)	1,182,716
Net change in unrealized appreciation/depreciation	8,978,116	11,028,700

Net increase in net assets resulting from operations	10,291,312	17,707,079

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(60,221)	(115,588)
Investor A	(606,622)	(1,210,640)
Investor B	(38,786)	(91,007)
Investor C	(1,965,601)	(4,060,157)

Decrease in net assets resulting from dividends and distributions to shareholders	(2,671,230)	(5,477,392)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(3,622,843)	9,793,336

Net Assets

Total increase in net assets	3,997,239	22,023,023
Beginning of period	157,770,705	135,747,682

End of period	$161,767,944	$157,770,705

Undistributed (distributions in excess of) net investment income	$(11,076)	$34,942

See Notes to Financial Statements.

38	FDP SERIES, INC.	NOVEMBER 30, 2010

Financial Highlights	MFS Research International FDP Fund

	Institutional

	Six Months Ended November 30, 2010 (Unaudited)					Period July 27, 2005[1] to May 31, 2006
		Year Ended May 31,

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$9.02	$8.59	$13.86	$14.63	$12.21	$10.00

Net investment income[2]	0.03	0.16	0.15	0.21	0.16	0.08
Net realized and unrealized gain (loss)[3]	1.41	0.42	(5.24)	0.12	2.76	2.13

Net increase (decrease) from investment operations	1.44	0.58	(5.09)	0.33	2.92	2.21

Dividends and distributions from:
Net investment income	(0.16)	(0.15)	(0.12)	(0.08)	(0.11)	—
Net realized gain	—	—	(0.06)	(1.02)	(0.39)	—

Total dividends and distributions	(0.16)	(0.15)	(0.18)	(1.10)	(0.50)	—

Net asset value, end of period	$10.30	$9.02	$8.59	$13.86	$14.63	$12.21

Total Investment Return[4]

Based on net asset value	16.07%[5,6]	6.76%[5]	(37.06)%[5]	2.66%	24.62%	22.10%[6]

Ratios to Average Net Assets

Total expenses	1.32%[7]	1.35%	1.43%	1.32%	1.42%	2.58%[7]

Total expenses after fees waived	1.32%[7]	1.35%	1.43%	1.32%	1.42%	1.89%[7]

Net investment income	0.62%[7]	1.67%	1.67%	1.55%	1.22%	0.79%[7]

Supplemental Data

Net assets, end of period (000)	$2,920	$2,405	$2,412	$3,571	$2,984	$1,995

Portfolio turnover	21%	61%	76%	69%	70%	67%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[6]	Aggregate total investment return.

[7]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	39

Financial Highlights (continued)	MFS Research International FDP Fund

	Investor A

	Six Months Ended November 30, 2010 (Unaudited)					Period July 27, 2005[1] to May 31, 2006
		Year Ended May 31,

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$8.97	$8.55	$13.82	$14.59	$12.19	$10.00

Net investment income[2]	0.02	0.14	0.13	0.17	0.12	0.13
Net realized and unrealized gain (loss)[3]	1.41	0.40	(5.23)	0.12	2.75	2.06

Net increase (decrease) from investment operations	1.43	0.54	(5.10)	0.29	2.87	2.19

Dividends and distributions from:
Net investment income	(0.13)	(0.12)	(0.11)	(0.06)	(0.10)	—
Net realized gain	—	—	(0.06)	(1.00)	(0.37)	—

Total dividends and distributions	(0.13)	(0.12)	(0.17)	(1.06)	(0.47)	—

Net asset value, end of period	$10.27	$8.97	$8.55	$13.82	$14.59	$12.19

Total Investment Return[4]

Based on net asset value	16.10%[5,6]	6.40%[5]	(37.24)%[5]	2.42%	24.24%	21.90%[6]

Ratios to Average Net Assets

Total expenses	1.56%[7]	1.60%	1.67%	1.56%	1.67%	2.65%[7]

Total expenses after fees waived	1.56%[7]	1.60%	1.67%	1.56%	1.67%	2.15%[7]

Net investment income	0.38%[7]	1.42%	1.43%	1.27%	0.92%	1.36%[7]

Supplemental Data

Net assets, end of period (000)	$24,713	$21,502	$22,280	$34,072	$30,747	$15,321

Portfolio turnover	21%	61%	76%	69%	70%	67%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[6]	Aggregate total investment return.

[7]	Annualized.

See Notes to Financial Statements.

40	FDP SERIES, INC.	NOVEMBER 30, 2010

Financial Highlights (continued)	MFS Research International FDP Fund

	Investor B

	Six Months Ended November 30, 2010 (Unaudited)					Period July 27, 2005[1] to May 31, 2006
		Year Ended May 31,

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$8.90	$8.45	$13.72	$14.49	$12.11	$10.00

Net investment income (loss)[2]	(0.02)	0.05	0.05	0.05	(0.00)[3]	0.04
Net realized and unrealized gain (loss)[4]	1.40	0.43	(5.20)	0.14	2.76	2.07

Net increase (decrease) from investment operations	1.38	0.48	(5.15)	0.19	2.76	2.11

Dividends and distributions from:
Net investment income	(0.03)	(0.03)	(0.06)	(0.02)	(0.06)	—
Net realized gain	—	—	(0.06)	(0.94)	(0.32)	—

Total dividends and distributions	(0.03)	(0.03)	(0.12)	(0.96)	(0.38)	—

Net asset value, end of period	$10.25	$8.90	$8.45	$13.72	$14.49	$12.11

Total Investment Return[5]

Based on net asset value	15.56%[6,7]	5.66%[6]	(37.76)%[6]	1.62%	23.34%	21.10%[7]

Ratios to Average Net Assets

Total expenses	2.36%[8]	2.39%	2.45%	2.35%	2.46%	3.42%[8]

Total expenses after fees waived	2.36%[8]	2.39%	2.45%	2.35%	2.46%	2.92%[8]

Net investment income (loss)	(0.41)%[8]	0.53%	0.51%	0.40%	(0.01)%	0.43%[8]

Supplemental Data

Net assets, end of period (000)	$1,810	$1,859	$2,581	$5,365	$5,708	$4,169

Portfolio turnover	21%	61%	76%	69%	70%	67%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Includes a redemption fee, which is less than $0.01 per share.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[7]	Aggregate total investment return.

[8]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	41

Financial Highlights (concluded)	MFS Research International FDP Fund

		Investor C

	Six Months Ended November 30, 2010 (Unaudited)					Period July 27, 2005[1] to May 31, 2006
		Year Ended May 31,

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$8.86	$8.43	$13.69	$14.48	$12.11	$10.00

Net investment income (loss)[2]	(0.02)	0.06	0.05	0.07	0.02	0.06
Net realized and unrealized gain (loss)[3]	1.39	0.42	(5.18)	0.10	2.74	2.05

Net increase (decrease) from investment operations	1.37	0.48	(5.13)	0.17	2.76	2.11

Dividends and distributions from:
Net investment income	(0.06)	(0.05)	(0.07)	(0.02)	(0.07)	—
Net realized gain	—	—	(0.06)	(0.94)	(0.32)	—

Total dividends and distributions	(0.06)	(0.05)	(0.13)	(0.96)	(0.39)	—

Net asset value, end of period	$10.17	$8.86	$8.43	$13.69	$14.48	$12.11

Total Investment Return[4]

Based on net asset value	15.53%[5,6]	5.71%[5]	(37.75)%[5]	1.57%	23.39%	21.10%[6]

Ratios to Average Net Assets

Total expenses	2.32%[7]	2.35%	2.43%	2.32%	2.44%	3.41%[7]

Total expenses after fees waived	2.32%[7]	2.35%	2.43%	2.32%	2.44%	2.92%[7]

Net investment income (loss)	(0.38)%[7]	0.66%	0.62%	0.51%	0.18%	0.57%[7]

Supplemental Data

Net assets, end of period (000)	$94,088	$85,137	$89,330	$153,414	$135,866	$65,729

Portfolio turnover	21%	61%	76%	69%	70%	67%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[6]	Aggregate total investment return.

[7]	Annualized.

See Notes to Financial Statements.

42	FDP SERIES, INC.	NOVEMBER 30, 2010

Financial Highlights	Marsico Growth FDP Fund

	Institutional

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31,				Period July 27, 2005[1] to May 31, 2006

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$9.88	$8.29	$12.28	$12.35	$10.70	$10.00

Net investment income (loss)[2]	0.02	0.02	0.05	0.03	0.02	(0.04)
Net realized and unrealized gain (loss)	1.44	1.57	(4.04)	(0.10)	1.63	0.74

Net increase (decrease) from investment operations	1.46	1.59	(3.99)	(0.07)	1.65	0.70

Net asset value, end of period	$11.34	$9.88	$8.29	$12.28	$12.35	$10.70

Total Investment Return[3]

Based on net asset value	14.78%[4]	19.18%	(32.49)%	(0.57)%	15.42%	7.00%[4]

Ratios to Average Net Assets

Total expenses	1.16%[5]	1.18%	1.20%	1.09%	1.17%	1.90%[5]

Total expenses after fees waived	1.16%[5]	1.18%	1.20%	1.09%	1.17%	1.60%[5]

Net investment income (loss)	0.29%[5]	0.22%	0.54%	0.27%	0.17%	(0.43)%[5]

Supplemental Data

Net assets, end of period (000)	$2,757	$2,365	$2,102	$3,184	$2,657	$1,174

Portfolio turnover	35%	72%	83%	67%	44%	31%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	43

Financial Highlights (continued)	Marsico Growth FDP Fund

	Investor A

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31,				Period July 27, 2005[1] to May 31, 2006

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$9.77	$8.21	$12.20	$12.30	$10.69	$10.00

Net investment income (loss)[2]	0.00 [3]	(0.00)[4]	0.03	0.00 [3]	(0.01)	(0.04)
Net realized and unrealized gain (loss)	1.42	1.56	(4.02)	(0.10)	1.62	0.73

Net increase (decrease) from investment operations	1.42	1.56	(3.99)	(0.10)	1.61	0.69

Net asset value, end of period	$11.19	$9.77	$8.21	$12.20	$12.30	$10.69

Total Investment Return[5]

Based on net asset value	14.53%[6]	19.00%	(32.70)%	(0.81)%	15.06%	6.90%[6]

Ratios to Average Net Assets

Total expenses	1.40%[7]	1.42%	1.44%	1.33%	1.42%	1.76%[7]

Total expenses after fees waived	1.40%[7]	1.42%	1.44%	1.33%	1.42%	1.72%[7]

Net investment income (loss)	0.04%[7]	(0.03)%	0.30%	0.03%	(0.08)%	(0.48)%[7]

Supplemental Data

Net assets, end of period (000)	$22,488	$19,779	$18,156	$28,583	$26,181	$12,910

Portfolio turnover	35%	72%	83%	67%	44%	31%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.01 per share.

[4]	Amount is less than $(0.01) per share.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Annualized.

See Notes to Financial Statements.

44	FDP SERIES, INC.	NOVEMBER 30, 2010

Financial Highlights (continued)	Marsico Growth FDP Fund

	Investor B

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31,				Period July 27, 2005[1] to May 31, 2006

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$9.40	$7.97	$11.94	$12.12	$10.62	$10.00

Net investment loss[2]	(0.04)	(0.07)	(0.04)	(0.09)	(0.10)	(0.12)
Net realized and unrealized gain (loss)	1.37	1.50	(3.93)	(0.09)	1.60	0.74

Net increase (decrease) from investment operations	1.33	1.43	(3.97)	(0.18)	1.50	0.62

Net asset value, end of period	$10.73	$9.40	$7.97	$11.94	$12.12	$10.62

Total Investment Return[3]

Based on net asset value	14.15%[4]	17.94%	(33.25)%	(1.49)%	14.12%	6.20%[4]

Ratios to Average Net Assets

Total expenses	2.21%[5]	2.22%	2.24%	2.11%	2.20%	2.57%[5]

Total expenses after fees waived	2.21%[5]	2.22%	2.24%	2.11%	2.20%	2.52%[5]

Net investment loss	(0.79)%[5]	(0.81)%	(0.48)%	(0.74)%	(0.87)%	(1.30)%[5]

Supplemental Data

Net assets, end of period (000)	$1,721	$1,806	$2,133	$4,412	$4,772	$3,362

Portfolio turnover	35%	72%	83%	67%	44%	31%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	45

Financial Highlights (concluded)	Marsico Growth FDP Fund

	Investor C

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31,				Period July 27, 2005[1] to May 31, 2006

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$9.41	$7.97	$11.94	$12.13	$10.62	$10.00

Net investment loss[2]	(0.04)	(0.07)	(0.04)	(0.09)	(0.10)	(0.11)
Net realized and unrealized gain (loss)	1.38	1.51	(3.93)	(0.10)	1.61	0.73

Net increase (decrease) from investment operations	1.34	1.44	(3.97)	(0.19)	1.51	0.62

Net asset value, end of period	$10.75	$9.41	$7.97	$11.94	$12.13	$10.62

Total Investment Return[3]

Based on net asset value	14.24%[4]	18.07%	(33.25)%	(1.57)%	14.22%	6.20%[4]

Ratios to Average Net Assets

Total expenses	2.16%[5]	2.17%	2.21%	2.09%	2.19%	2.55%[5]

Total expenses after fees waived	2.16%[5]	2.17%	2.21%	2.09%	2.19%	2.51%[5]

Net investment loss	(0.73)%[5]	(0.78)%	(0.46)%	(0.74)%	(0.85)%	(1.27)%[5]

Supplemental Data

Net assets, end of period (000)	$84,188	$77,640	$72,992	$127,254	$114,454	$54,566

Portfolio turnover	35%	72%	83%	67%	44%	31%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

46	FDP SERIES, INC.	NOVEMBER 30, 2010

Financial Highlights	Van Kampen Value FDP Fund

	Institutional

	Six Months Ended November 30, 2010 (Unaudited)						Period July 27, 2005[1] to May 31, 2006
		Year Ended May 31,

		2010	2009		2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$8.53	$7.00	$10.30		$12.45	$10.50	$10.00

Net investment income[2]	0.06	0.08	0.15		0.18	0.19	0.12
Net realized and unrealized gain (loss)	0.72	1.51	(3.27)		(1.90)	1.86	0.43

Net increase (decrease) from investment operations	0.78	1.59	(3.12)		(1.72)	2.05	0.55

Dividends and distributions from:
Net investment income	—	(0.06)	(0.17)		(0.17)	(0.05)	(0.05)
Net realized gain	—	—	(0.01)		(0.26)	(0.05)	(0.00	) [3]

Total dividends and distributions	—	(0.06)	(0.18)		(0.43)	(0.10)	(0.05)

Net asset value, end of period	$9.31	$8.53	$7.00		$10.30	$12.45	$10.50

Total Investment Return[4]

Based on net asset value	9.14%[5]	22.83%	(30.38	) %	(14.15)%	20.95%	5.56%[5]

Ratios to Average Net Assets

Total expenses	1.06%[6]	1.08%	1.06%		1.02%	1.08%	1.81%[6]

Total expenses after fees waived	1.06%[6]	1.08%	1.06%		1.02%	1.08%	1.58%[6]

Net investment income	1.39%[6]	0.98%	1.95%		1.65%	1.67%	1.31%[6]

Supplemental Data

Net assets, end of period (000)	$2,515	$2,351	$2,105		$3,131	$2,739	$1,202

Portfolio turnover	11%	19%	38%		25%	26%	14%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	47

Financial Highlights (continued)	Van Kampen Value FDP Fund

	Investor A

	Six Months Ended November 30, 2010 (Unaudited)					Period July 27, 2005[1] to May 31, 2006
		Year Ended May 31,

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$8.51	$6.99	$10.29	$12.43	$10.49	$10.00

Net investment income[2]	0.05	0.07	0.13	0.15	0.16	0.11
Net realized and unrealized gain (loss)	0.71	1.50	(3.27)	(1.89)	1.87	0.43

Net increase (decrease) from investment operations	0.76	1.57	(3.14)	(1.74)	2.03	0.54

Dividends and distributions from:
Net investment income	(0.03)	(0.05)	(0.15)	(0.14)	(0.04)	(0.05)
Net realized gain	—	—	(0.01)	(0.26)	(0.05)	(0.00)[3]

Total dividends and distributions	(0.03)	(0.05)	(0.16)	(0.40)	(0.09)	(0.05)

Net asset value, end of period	$9.24	$8.51	$6.99	$10.29	$12.43	$10.49

Total Investment Return[4]

Based on net asset value	8.96%[5]	22.61%	(30.62)%	(14.29)%	20.65%	5.40%[5]

Ratios to Average Net Assets

Total expenses	1.28%[6]	1.32%	1.30%	1.26%	1.33%	1.71%[6]

Total expenses after fees waived	1.28%[6]	1.32%	1.30%	1.26%	1.33%	1.69%[6]

Net investment income	1.13%[6]	0.85%	1.69%	1.40%	1.42%	1.26%[6]

Supplemental Data

Net assets, end of period (000)	$20,999	$19,197	$17,813	$27,616	$26,194	$13,135

Portfolio turnover	11%	19%	38%	25%	26%	14%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

48	FDP SERIES, INC.	NOVEMBER 30, 2010

Financial Highlights (continued)	Van Kampen Value FDP Fund

	Investor B

	Six Months Ended November 30, 2010 (Unaudited)					Period July 27, 2005[1] to May 31, 2006
		Year Ended May 31,

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$8.44	$6.97	$10.23	$12.36	$10.45	$10.00

Net investment income (loss)[2]	0.01	(0.01)	0.07	0.07	0.07	0.04
Net realized and unrealized gain (loss)	0.72	1.51	(3.25)	(1.89)	1.91	0.43

Net increase (decrease) from investment operations	0.73	1.50	(3.18)	(1.82)	1.98	0.47

Dividends and distributions from:
Net investment income	—	(0.03)	(0.07)	(0.05)	(0.02)	(0.02)
Net realized gain	—	—	(0.01)	(0.26)	(0.05)	(0.00)[3]

Total dividends and distributions	—	(0.03)	(0.08)	(0.31)	(0.07)	(0.02)

Net asset value, end of period	$9.17	$8.44	$6.97	$10.23	$12.36	$10.45

Total Investment Return[4]

Based on net asset value	8.65%[5]	21.56%	(31.13)%	(14.99)%	19.67%	4.76%[5]

Ratios to Average Net Assets

Total expenses	2.09%[6]	2.11%	2.08%	2.05%	2.12%	2.52%[6]

Total expenses after fees waived	2.09%[6]	2.11%	2.08%	2.05%	2.12%	2.49%[6]

Net investment income (loss)	0.32%[6]	(0.07)%	0.91%	0.60%	0.63%	0.45%[6]

Supplemental Data

Net assets, end of period (000)	$1,618	$1,807	$2,182	$4,303	$5,002	$3,671

Portfolio turnover	11%	19%	38%	25%	26%	14%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	49

Financial Highlights (concluded)	Van Kampen Value FDP Fund

	Investor C

	Six Months Ended November 30, 2010 (Unaudited)					Period July 27, 2005[1] to May 31, 2006
		Year Ended May 31,

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$8.43	$6.95	$10.21	$12.35	$10.45	$10.00

Net investment income (loss)[2]	0.02	0.01	0.07	0.07	0.07	0.04
Net realized and unrealized gain (loss)	0.69	1.50	(3.24)	(1.89)	1.90	0.44

Net increase (decrease) from investment operations	0.71	1.51	(3.17)	(1.82)	1.97	0.48

Dividends and distributions from:
Net investment income	(0.02)	(0.03)	(0.08)	(0.06)	(0.02)	(0.03)
Net realized gain	—	—	(0.01)	(0.26)	(0.05)	(0.00)[3]

Total dividends and distributions	(0.02)	(0.03)	(0.09)	(0.32)	(0.07)	(0.03)

Net asset value, end of period	$9.12	$8.43	$6.95	$10.21	$12.35	$10.45

Total Investment Return[4]

Based on net asset value	8.48%[5]	21.84%	(31.13)%	(15.00)%	19.67%	4.78%[5]

Ratios to Average Net Assets

Total expenses	2.04%[6]	2.08%	2.06%	2.02%	2.11%	2.50%[6]

Total expenses after fees waived	2.04%[6]	2.08%	2.06%	2.02%	2.11%	2.47%[6]

Net investment income	0.37%[6]	0.11%	0.93%	0.63%	0.65%	0.48%[6]

Supplemental Data

Net assets, end of period (000)	$78,704	$75,817	$71,843	$122,891	$115,710	$56,102

Portfolio turnover	11%	19%	38%	25%	26%	14%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

50	FDP SERIES, INC.	NOVEMBER 30, 2010

Financial Highlights	Franklin Templeton Total Return FDP Fund

	Institutional

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31,				Period July 27, 2005[1] to May 31, 2006

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$9.78	$8.97	$9.80	$9.86	$9.63	$10.00

Net investment income[2]	0.20	0.42	0.42	0.46	0.43	0.30
Net realized and unrealized gain (loss)	0.48	0.81	(0.61)	(0.02)	0.22	(0.36)

Net increase (decrease) from investment operations	0.68	1.23	(0.19)	0.44	0.65	(0.06)

Dividends and distributions from:
Net investment income	(0.20)	(0.42)	(0.56)	(0.46)	(0.42)	(0.31)
Net realized gain	—	—	(0.08)	(0.04)	—	(0.00)[3]

Total dividends and distributions	(0.20)	(0.42)	(0.64)	(0.50)	(0.42)	(0.31)

Net asset value, end of period	$10.26	$9.78	$8.97	$9.80	$9.86	$9.63

Total Investment Return[4]

Based on net asset value	7.02%[5]	13.88%	(1.49)%	4.45%	6.97%	(0.55)%[5]

Ratios to Average Net Assets

Total expenses	0.73%[6]	0.78%	0.82%	0.66%	0.79%	1.47%[6]

Total expenses after fees waived	0.73%[6]	0.78%	0.82%	0.66%	0.79%	1.28%[6]

Net investment income	3.93%[6]	4.39%	4.77%	4.58%	4.37%	3.55%[6]

Supplemental Data

Net assets, end of period (000)	$3,106	$2,828	$2,347	$3,091	$2,597	$982

Portfolio turnover	83%[7]	206%[8]	304%[9]	288%[10]	253%	122%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 83%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 47%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 151%.

[10]	Includes TBA transactions. Excluding these transactions the portfolio turnover rate would have been 150%.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	51

Financial Highlights (continued)	Franklin Templeton Total Return FDP Fund

	Investor A

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31,				Period July 27, 2005[1] to May 31, 2006

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$9.79	$8.98	$9.80	$9.86	$9.63	$10.00

Net investment income[2]	0.19	0.40	0.40	0.43	0.40	0.29
Net realized and unrealized gain (loss)	0.48	0.81	(0.60)	(0.02)	0.23	(0.39)

Net increase (decrease) from investment operations	0.67	1.21	(0.20)	0.41	0.63	(0.10)

Dividends and distributions from:
Net investment income	(0.19)	(0.40)	(0.54)	(0.43)	(0.40)	(0.27)
Net realized gain	—	—	(0.08)	(0.04)	—	(0.00)[3]

Total dividends and distributions	(0.19)	(0.40)	(0.62)	(0.47)	(0.40)	(0.27)

Net asset value, end of period	$10.27	$9.79	$8.98	$9.80	$9.86	$9.63

Total Investment Return[4]

Based on net asset value	6.88%[5]	13.60%	(1.62)%	4.20%	6.71%	(0.76)%[5]

Ratios to Average Net Assets

Total expenses	0.98%[6]	1.02%	1.04%	0.92%	1.04%	1.32%[6]

Total expenses after fees waived	0.98%[6]	1.02%	1.04%	0.92%	1.04%	1.31%[6]

Net investment income	3.69%[6]	4.15%	4.54%	4.32%	4.12%	3.67%[6]

Supplemental Data

Net assets, end of period (000)	$33,086	$31,586	$25,699	$37,566	$32,460	$16,018

Portfolio turnover	83%[7]	206%[8]	304%[9]	288%[10]	253%	122%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 83%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 47%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 151%.

[10]	Includes TBA transactions. Excluding these transactions the portfolio turnover rate would have been 150%.

See Notes to Financial Statements.

52	FDP SERIES, INC.	NOVEMBER 30, 2010

Financial Highlights (continued)	Franklin Templeton Total Return FDP Fund

	Investor B

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31,				Period July 27, 2005[1] to May 31, 2006

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$9.79	$8.98	$9.80	$9.86	$9.63	$10.00

Net investment income[2]	0.16	0.35	0.36	0.38	0.35	0.25
Net realized and unrealized gain (loss)	0.48	0.80	(0.61)	(0.02)	0.22	(0.39)

Net increase (decrease) from investment operations	0.64	1.15	(0.25)	0.36	0.57	(0.14)

Dividends and distributions from:
Net investment income	(0.16)	(0.34)	(0.49)	(0.38)	(0.34)	(0.23)
Net realized gain	—	—	(0.08)	(0.04)	—	(0.00)[3]

Total dividends and distributions	(0.16)	(0.34)	(0.57)	(0.42)	(0.34)	(0.23)

Net asset value, end of period	$10.27	$9.79	$8.98	$9.80	$9.86	$9.63

Total Investment Return[4]

Based on net asset value	6.60%[5]	13.00%	(2.16)%	3.66%	6.15%	(1.19)%[5]

Ratios to Average Net Assets

Total expenses	1.52%[6]	1.55%	1.57%	1.45%	1.57%	1.86%[6]

Total expenses after fees waived	1.52%[6]	1.55%	1.57%	1.45%	1.57%	1.85%[6]

Net investment income	3.17%[6]	3.62%	3.99%	3.80%	3.59%	3.12%[6]

Supplemental Data

Net assets, end of period (000)	$2,274	$2,521	$2,489	$4,138	$4,377	$3,395

Portfolio turnover	83%[7]	206%[8]	304%[9]	288%[10]	253%	122%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 83%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 47%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 151%.

[10]	Includes TBA transactions. Excluding these transactions the portfolio turnover rate would have been 150%.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2010	53

Financial Highlights (concluded)	Franklin Templeton Total Return FDP Fund

	Investor C

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31,				Period July 27, 2005[1] to May 31, 2006

		2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$9.79	$8.98	$9.80	$9.86	$9.63	$10.00

Net investment income[2]	0.16	0.34	0.35	0.37	0.35	0.25
Net realized and unrealized gain (loss)	0.48	0.81	(0.60)	(0.01)	0.22	(0.40)

Net increase (decrease) from investment operations	0.64	1.15	(0.25)	0.36	0.57	(0.15)

Dividends and distributions from:
Net investment income	(0.16)	(0.34)	(0.49)	(0.38)	(0.34)	(0.22)
Net realized gain	—	—	(0.08)	(0.04)	—	(0.00)[3]

Total dividends and distributions	(0.16)	(0.34)	(0.57)	(0.42)	(0.34)	(0.22)

Net asset value, end of period	$10.27	$9.79	$8.98	$9.80	$9.86	$9.63

Total Investment Return[4]

Based on net asset value	6.59%[5]	12.97%	(2.18)%	3.62%	6.10%	(1.23)%[5]

Ratios to Average Net Assets

Total expenses	1.54%[6]	1.57%	1.59%	1.48%	1.62%	1.91%[6]

Total expenses after fees waived	1.54%[6]	1.57%	1.59%	1.48%	1.62%	1.90%[6]

Net investment income	3.14%[6]	3.60%	3.97%	3.75%	3.54%	3.07%[6]

Supplemental Data

Net assets, end of period (000)	$123,302	$120,836	$105,212	$164,222	$135,750	$68,162

Portfolio turnover	83%[7]	206%[8]	304%[9]	288%[10]	253%	122%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 83%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 47%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 151%.

[10]	Includes TBA transactions. Excluding these transactions the portfolio turnover rate would have been 150%.

See Notes to Financial Statements.

54	FDP SERIES, INC.	NOVEMBER 30, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

MFS Research International FDP Fund (“MFS Fund”), Marsico Growth FDP Fund (“Marsico Fund”), Van Kampen Value FDP Fund (“Van Kampen Fund”) and Franklin Templeton Total Return FDP Fund (“Franklin Templeton Fund”) (each a “Fund,” collectively, the “Funds”) each is a series of FDP Series, Inc. (the “Corporation”). The Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years for MFS Fund, Marsico Fund and Van Kampen Fund and after ten years for Franklin Temple-ton Fund. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors (the “Board”). The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair values, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

FDP SERIES, INC.	NOVEMBER 30, 2010	55

Notes to Financial Statements (continued)

Foreign Currency Transactions: The Funds’ books and records are maintained in US dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds report foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgaged-Backed Securities: Certain Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Certain Funds may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: Certain Funds may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may not fully recoup its initial investment in IOs.

Zero-Coupon Bonds: Certain Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts: Certain Funds may invest in capital trusts.These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities.The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met.The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes.These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

56	FDP SERIES, INC.	NOVEMBER 30, 2010

Notes to Financial Statements (continued)

Floating Rate Loan Interests: Certain Funds may invest in floating rate loan interests. The floating rate loan interests the Funds hold are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR (London Inter Bank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Funds consider these investments to be investments in debt securities for purposes of their investment policies.

When a Fund buys a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. The Funds earn and/or pay facility and other fees on floating rate loan interests, which are shown as facility and other fees in the Statements of Operations. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower.The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation.The Funds’ investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as general creditors of the lender and may not benefit from any offset between the lender and the borrower.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. The Funds account for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Funds’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

TBA Commitments: Certain Funds may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Funds generally enter into TBA commitments with the intent to take possession of or deliver out the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, foreign currency exchange contracts and swaps), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/ deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds have determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in facility and other fees in the Statements of Operations.

FDP SERIES, INC.	NOVEMBER 30, 2010	57

Notes to Financial Statements (continued)

Dividends and Distributions: For MFS Fund, Marsico Fund and Van Kampen Fund, dividends and distributions paid by the Funds are recorded on the ex-dividend dates. For Franklin Templeton Fund, dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended May 31, 2010. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as credit risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange–traded financial futures contracts and options is minimal because of the protection against defaults by the exchange on which these contracts trade.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between a Fund and each of its respective counterparties. The ISDA Master Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counter-party non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, each Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currency backing some of the investments held by the Funds. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

58	FDP SERIES, INC.	NOVEMBER 30, 2010

Notes to Financial Statements (continued)

Swaps: Certain Funds enter into swap agreements, in which the Funds and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Funds are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of November 30, 2010

Asset Derivatives

	Statements of Assets and Liabilities Location	MFS Fund	Franklin Templeton Fund

Interest rate contracts*	Net unrealized appreciation/depreciation*	—	$31,304

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$317	208,641

Credit contracts	Unrealized appreciation on swaps	—	19,140

Total		$317	$259,085

Liability Derivatives

	Statements of Assets and Liabilities Location	MFS Fund	Franklin Templeton Fund

Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$2,556	$146,517

Credit contracts	Unrealized depreciation on swaps	—	855

Total		$2,556	$147,372

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedules of Investments. Only the current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations Six Months Ended November 30, 2010

Net Realized Gain (Loss) from

	MFS Fund	Franklin Templeton Fund

Interest rate contracts:
Financial futures contracts	—	$7,316
Foreign currency transactions:
Foreign currency transactions	$(4,240)	63,366
Credit contracts:
Swaps	—	157,025

Total	$(4,240)	$227,707

Net Change in Unrealized Appreciation/Depreciation on

	MFS Fund	Franklin Templeton Fund

Interest rate contracts:
Financial futures contracts	—	$31,304
Foreign currency transactions:
Foreign currency transactions	$(2,197)	32,123
Credit contracts:
Swaps	—	63,219

Total	$(2,197)	$126,646

FDP SERIES, INC.	NOVEMBER 30, 2010	59

Notes to Financial Statements (continued)

For the six months ended November 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

	MFS Fund	Franklin Templeton Fund

Financial futures contracts:
Average number of contracts purchased	—	49
Average notional value of contracts purchased	—	$8,113,918
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	3	6
Average number of contracts — US dollars sold	6	29
Average US dollar amounts purchased	$689,182	$6,727,411
Average US dollar amounts sold	$660,344	$3,074,127
Credit default swaps:
Average number of contracts — buy protection	—	1
Average number of contracts — sell protection	—	3
Average notional value — buy protection	—	$4,600,000
Average notional value — sell protection	—	$1,805,000

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee at the following annual rates of each Fund’s average daily net assets:

MFS Fund	0.90%
Marsico Fund	0.80%
Van Kampen Fund	0.70%
Franklin Templeton Fund	0.40%

The Manager entered into sub-advisory agreements on behalf of each Fund. Pursuant to the sub-advisory agreements, the Manager pays each sub-advisor for services they provide, a monthly fee that is a percentage of the Manager’s investment advisory fee at the following annual rates, based on each Fund’s average daily net assets:

	Sub-Advisor	Sub-Advisory Fee

MFS Fund	Massachusetts Financial Services Co.	0.45%
Marsico Fund	Marsico Capital Management, LLC	0.40%
Van Kampen Fund	Invesco Advisors, Inc.	0.35%
Franklin Templeton Fund	Franklin Advisers, Inc.	0.25%

The Manager voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets:

	MFS Fund	Marsico Fund	Van Kampen Fund	Franklin Templeton Fund

Institutional Shares	1.95%	1.95%	1.95%	1.95%
Investor A Shares	2.20%	2.20%	2.20%	2.20%
Investor B Shares	2.95%	2.95%	2.95%	2.70%
Investor C Shares	2.95%	2.95%	2.95%	2.75%

The Manager may reduce or discontinue these arrangements at any time without notice. The Manager did not waive or reimburse any fees or expenses during the six months ended November 30, 2010.

For the six months ended November 30, 2010, each Fund reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

MFS Fund	$1,155
Marsico Fund	$1,041
Van Kampen Fund	$1,041
Franklin Templeton Fund	$1,579

The Corporation, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

Service Fees	MFS Fund	Marsico Fund	Van Kampen Fund	Franklin Templeton Fund

Investor A	0.25%	0.25%	0.25%	0.25%
Investor B	0.25%	0.25%	0.25%	0.25%
Investor C	0.25%	0.25%	0.25%	0.25%

Distribution Fees

Investor B	0.75%	0.75%	0.75%	0.50%
Investor C	0.75%	0.75%	0.75%	0.55%

60	FDP SERIES, INC.	NOVEMBER 30, 2010

Notes to Financial Statements (continued)

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B and Investor C Shareholders.

For the six months ended November 30, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A

MFS Fund	$4,043
Marsico Fund	$3,154
Van Kampen Fund	$2,923
Franklin Templeton Fund	$6,465

For the six months ended November 30, 2010, affiliates received the following contingent deferred sales charges relating to transactions in Investor B and Investor C Shares.

	Investor B	Investor C

MFS Fund	$1,697	$4,798
Marsico Fund	$2,293	$3,643
Van Kampen Fund	$1,735	$3,377
Franklin Templeton Fund	$1,744	$7,534

Furthermore, affiliates received contingent deferred sale charges relating to transactions subject to front-end sales charge waivers as follows:

Investor A

MFS Fund	$143
Marsico Fund	$5
Van Kampen Fund	$4
Franklin Templeton Fund	$7

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, the Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager. Transfer agency fees borne by each Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended November 30, 2010, were as follows:

	Purchases	Sales

MFS Fund	$25,499,649	$29,790,101
Marsico Fund	$33,771,814	$38,332,708
Van Kampen Fund	$10,415,160	$17,935,139
Franklin Templeton Fund	$124,388,258	$123,555,661

For the six months ended November 30, 2010, purchases and sales of US government securities for Franklin Templeton Fund, were $18,855,765 and $11,365,462, respectively.

For the six months ended November 30, 2010, Franklin Templeton Fund purchased $2,131,250 of mortgage dollar rolls.

5. Capital Loss Carryforwards:

As of May 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires May 31,	MFS Fund	Marsico Fund	Van Kampen Fund	Franklin Templeton Fund

2015	—	$800,231	—	—
2016	—	722,955	—	—
2017	$12,848,930	21,692,898	$12,942,826	$4,564,511
2018	30,473,505	10,698,920	25,222,993	1,651,733

Total	$43,322,435	$33,915,004	$38,165,819	$6,216,244

FDP SERIES, INC.	NOVEMBER 30, 2010	61

Notes to Financial Statements (continued)

6. Borrowings:

The Corporation, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Fund based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, each Fund paid administration and arrangement fees which were allocated to each Fund based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, each Fund paid administration and arrangement fees which were allocated to each Fund based on its net assets as of October 31, 2010. The Funds did not borrow under the credit agreement during the six months ended November 30, 2010.

7. Commitments:

Franklin Templeton Fund may invest in floating rate loan interests. In connection with these investments, the Fund may also enter into unfunded loan commitments (“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the Statements of Operations as facility and other fees, is recognized ratably over the commitment period. As of November 30, 2010, the fund had the following unfunded loan commitments:

Borrower	Unfunded Commitment	Value of Underlying Loan

Valeant Pharmaceuticals	$30,094	$30,410

8. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

MFS Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the MFS Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedule of Investments for concentrations in specific countries.

As of November 30, 2010, MFS Fund invested a significant portion of their assets in securities in the financials sector. Marsico Fund invested a significant portion of its assets in securities in the consumer discretionary sector. Changes in economic conditions affecting the financials and consumer discretionary sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

As of November 30, 2010, MFS Fund had the following industry classifications:

Industry	Percent of Long-Term Investments

Commercial Banks	15%
Oil, Gas & Consumable Fuels	7
Metals & Mining	5
Pharmaceuticals	5
Industrial Conglomerates	5
Food Products	5
Other*	58

*	All other industries held were each less than 5% of long-term investments.

Franklin Templeton Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

62	FDP SERIES, INC.	NOVEMBER 30, 2010

Notes to Financial Statements (continued)

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended November 30, 2010		Year Ended May 31, 2010

MFS Fund	Shares	Amount	Shares	Amount

Institutional

Shares sold	44,325	$446,393	53,708	$520,974
Shares issued to shareholders in reinvestment of dividends	4,027	38,054	4,176	36,956

Total issued	48,352	484,447	57,884	557,930
Shares redeemed	(31,613)	(313,490)	(72,006)	(686,862)

Net increase (decrease)	16,739	$170,957	(14,122)	$(128,932)

Investor A

Shares sold and automatic conversion of shares	353,773	$3,396,548	505,594	$4,899,142
Shares issued to shareholders in reinvestment of dividends	31,295	294,791	32,550	287,418

Total issued	385,068	3,691,339	538,144	5,186,560
Shares redeemed	(373,330)	(3,660,461)	(749,248)	(7,100,327)

Net increase (decrease)	11,738	$30,878	(211,104)	$(1,913,767)

Investor B

Shares sold	6,450	$59,728	14,141	$135,764
Shares issued to shareholders in reinvestment of dividends	556	5,249	733	6,467

Total issued	7,006	64,977	14,874	142,231
Shares redeemed and automatic conversion of shares	(39,259)	(383,826)	(111,389)	(1,050,823)

Net decrease	(32,253)	$(318,849)	(96,515)	$(908,592)

Investor C

Shares sold	794,638	$7,571,924	1,822,154	$17,467,501
Shares issued to shareholders in reinvestment of dividends	56,835	532,519	53,743	471,863

Total issued	851,473	8,104,443	1,875,897	17,939,364
Shares redeemed	(1,209,836)	(11,916,397)	(2,861,646)	(26,923,726)

Net decrease	(358,363)	$(3,811,954)	(985,749)	$(8,984,362)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

	Six Months Ended November 30, 2010		Year Ended May 31, 2010

Marsico Fund	Shares	Amount	Shares	Amount

Institutional

Shares sold	29,029	$304,174	40,464	$386,984
Shares redeemed	(25,258)	(259,257)	(54,737)	(511,866)

Net increase (decrease)	3,771	$44,917	(14,273)	$(124,882)

Investor A

Shares sold and automatic conversion of shares	246,281	$2,463,486	353,853	$3,342,295
Shares redeemed	(262,663)	(2,661,561)	(539,641)	(5,113,269)

Net decrease	(16,382)	$(198,075)	(185,788)	$(1,770,974)

FDP SERIES, INC.	NOVEMBER 30, 2010	63

Notes to Financial Statements (continued)

	Six Months Ended November 30, 2010		Year Ended May 31, 2010

Marsico Fund (concluded)	Shares	Amount	Shares	Amount

Investor B

Shares sold	2,036	$18,818	11,162	$99,895
Shares redeemed and automatic conversion of shares	(33,778)	(328,204)	(86,647)	(784,734)

Net decrease	(31,742)	$(309,386)	(75,485)	$(684,839)

Investor C

Shares sold	528,715	$5,097,974	1,350,869	$12,412,130
Shares redeemed	(943,896)	(9,271,804)	(2,256,325)	(20,552,972)

Net decrease	(415,181)	$(4,173,830)	(905,456)	$(8,140,842)

Van Kampen Fund

Institutional

Shares sold	21,608	$188,336	43,631	$366,766
Shares issued to shareholders in reinvestment of dividends	—	—	2,201	16,487

Total issued	21,608	188,336	45,832	383,253
Shares redeemed	(27,241)	(239,606)	(71,110)	(584,467)

Net decrease	(5,633)	$(51,270)	(25,278)	$(201,214)

Investor A

Shares sold and automatic conversion of shares	267,297	$2,340,851	373,071	$3,111,853
Shares issued to shareholders in reinvestment of dividends	7,192	61,707	16,379	122,675

Total issued	274,489	2,402,558	389,450	3,234,528
Shares redeemed	(257,456)	(2,260,573)	(683,576)	(5,654,440)

Net increase (decrease)	17,033	$141,985	(294,126)	$(2,419,912)

Investor B

Shares sold	2,450	$20,963	10,731	$89,818
Shares issued to shareholders in reinvestment of dividends	—	—	946	7,079

Total issued	2,450	20,963	11,677	96,897
Shares redeemed and automatic conversion of shares	(40,188)	(348,571)	(110,668)	(905,169)

Net decrease	(37,738)	$(327,608)	(98,991)	$(808,272)

Investor C

Shares sold	581,515	$5,039,384	1,316,430	$10,980,372
Shares issued to shareholders in reinvestment of dividends	22,204	188,503	41,295	308,064

Total issued	603,719	5,227,887	1,357,725	11,288,436
Shares redeemed	(970,221)	(8,465,765)	(2,698,002)	(22,155,964)

Net decrease	(366,502)	$(3,237,878)	(1,340,277)	$(10,867,528)

64	FDP SERIES, INC.	NOVEMBER 30, 2010

Notes to Financial Statements (concluded)

	Six Months Ended November 30, 2010		Year Ended May 31, 2010

Franklin Templeton Fund	Shares	Amount	Shares	Amount

Institutional

Shares sold	36,815	$372,992	65,905	$628,320
Shares issued to shareholders in reinvestment of dividends	5,145	52,426	10,854	104,238

Total issued	41,960	425,418	76,759	732,558
Shares redeemed	(28,409)	(287,635)	(49,277)	(469,452)

Net increase	13,551	$137,783	27,482	$263,106

Investor A

Shares sold and automatic conversion of shares	466,084	$4,717,779	836,383	$7,983,963
Shares issued to shareholders in reinvestment of dividends	52,287	532,816	110,741	1,064,258

Total issued	518,371	5,250,595	947,124	9,048,221
Shares redeemed	(523,358)	(5,270,664)	(582,310)	(5,562,797)

Net increase (decrease)	(4,987)	$(20,069)	364,814	$3,485,424

Investor B

Shares sold	5,556	$56,771	28,486	$273,002
Shares issued to shareholders in reinvestment of dividends	3,249	33,080	8,246	79,167

Total issued	8,805	89,851	36,732	352,169
Shares redeemed and automatic conversion of shares	(44,917)	(454,028)	(56,428)	(536,304)

Net decrease	(36,112)	$(364,177)	(19,696)	$(184,135)

Investor C

Shares sold	999,217	$10,150,428	3,159,818	$30,312,557
Shares issued to shareholders in reinvestment of dividends	169,689	1,728,754	372,147	3,575,073

Total issued	1,168,906	11,879,182	3,531,965	33,887,630
Shares redeemed	(1,506,865)	(15,255,562)	(2,904,627)	(27,658,689)

Net increase (decrease)	(337,959)	$(3,376,380)	627,338	$6,228,941

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Van Kampen Fund paid a net investment income dividend on December 3, 2010 to shareholders of record on December 1, 2010 as follows:

Dividend Per Share

Institutional	$ 0.059064
Investor A	$ 0.046266
Investor C	$ 0.005672

FDP SERIES, INC.	NOVEMBER 30, 2010	65

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director
Fred G. Weiss, Vice Chairman of the Board and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Fund
Ira Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
Massachusetts Financial Services Company
Boston, MA 02116

Marsico Capital Management, LLC
Denver, CO 80202

Invesco Advisors, Inc.
Atlanta, GA 30309

Franklin Advisers, Inc.
San Mateo, CA 94403

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 15, 2010, John M. Perlowski became President and Chief Executive Officer of the Funds.

Effective November 10, 2010, Ira Shapiro became Secretary of the Funds.

66	FDP SERIES, INC.	NOVEMBER 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

FDP SERIES, INC.	NOVEMBER 30, 2010	67

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

68	FDP SERIES, INC.	NOVEMBER 30, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FDP SERIES, INC.	NOVEMBER 30, 2010	69

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Global Dividend Income Portfolio†
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

BlackRock LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

70	FDP SERIES, INC.	NOVEMBER 30, 2010

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#FDPS-11/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: February 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: February 2, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: February 2, 2011